UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-21732
MGI Funds
(Exact Name of Registrant as Specified in Charter)
1166 Avenue of the Americas New York, NY	10036
(Address of Principal Executive Offices)	(Zip code)
Cynthia Lo Bessette, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(212) 345-5016
Date of Fiscal Year End:	March 31, 2007
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments. — The schedule of investments for the period ended June, 30, 2007, is filed herewith.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.1%
	Advertising — 0.3%
21,168	Interpublic Group of Cos., Inc.* **	241,315
14,976	Omnicom Group	792,530
		1,033,845
	Aerospace & Defense — 2.6%
7,110	Boeing Co.	683,698
19,512	General Dynamics Corp.	1,526,229
1,532	L-3 Communications Holdings, Inc.	149,202
16,576	Lockheed Martin Corp.	1,560,299
23,486	Rockwell Collins, Inc.	1,659,051
43,400	United Technologies Corp.	3,078,362
		8,656,841
	Agriculture — 1.2%
22,056	Altria Group, Inc.	1,547,008
22,992	Monsanto Co.	1,552,880
17,100	UST, Inc.	918,441
		4,018,329
	Apparel — 1.7%
57,628	Coach, Inc.*	2,730,991
23,420	Nike, Inc. Class B	1,365,152
9,936	Polo Ralph Lauren Corp.	974,821
6,480	VF Corp.	593,438
		5,664,402
	Banks — 0.2%
7,056	Compass Bancshares, Inc.	486,723
56	Mellon Financial Corp.	2,464
1,512	Synovus Financial Corp.	46,418
		535,605
	Beverages — 0.6%
2,376	Anheuser-Busch Cos., Inc.	123,932
576	Coca-Cola Co. (The)	30,131
26,208	PepsiCo, Inc.	1,699,589
		1,853,652
	Biotechnology — 4.9%
28,008	Celgene Corp.*	1,605,699
106,724	Genentech, Inc.*	8,074,738
100,890	Genzyme Corp.*	6,497,316
		16,177,753

                                                        See accompanying notes to the Schedule of Investments.                                                      1

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Building Materials — 0.0%
2,120	American Standard Cos., Inc.	125,038
	Chemicals — 0.9%
26,136	Ecolab, Inc.	1,116,007
3,356	Hercules, Inc.*	65,945
14,472	International Flavors & Fragrances, Inc.	754,570
12,510	Sherwin-Williams Co. (The)	831,540
2,872	Sigma-Aldrich Corp.	122,548
		2,890,610
	Commercial Services — 2.3%
11,768	Convergys Corp.*	285,256
2,300	Equifax, Inc.	102,166
47,920	Iron Mountain, Inc.*	1,252,150
21,700	McKesson Corp.	1,294,188
76,870	Moody’s Corp.	4,781,314
		7,715,074
	Computers — 5.5%
93,149	Apple, Inc.*	11,367,904
5,528	Cognizant Technology Solutions Corp.*	415,098
132,592	EMC Corp., Massachusetts*	2,399,915
35,900	Hewlett-Packard Co.	1,601,858
1,940	International Business Machines Corp.	204,185
5,208	Lexmark International, Inc.*	256,806
6,984	NCR Corp.*	366,939
7,500	Research In Motion, Ltd.*	1,499,925
		18,112,630
	Cosmetics & Personal Care — 1.8%
24,676	Avon Products, Inc.	906,843
33,984	Colgate-Palmolive Co.	2,203,862
12,960	Estee Lauder Cos. (The), Inc. Class A	589,810
37,654	Procter & Gamble Co.	2,304,048
		6,004,563
	Distribution & Wholesale — 0.4%
31,500	Fastenal Co.	1,318,590
	Diversified Financial Services — 8.3%
34,700	American Express Co.	2,122,946
284	Ameriprise Financial, Inc.	18,054
15,952	Chicago Mercantile Exchange**	8,524,111
22,088	Franklin Resources, Inc.	2,925,997
15,040	Goldman Sachs Group, Inc.	3,259,920

2                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Diversified Financial Services — continued
50,392	IntercontinentalExchange, Inc.*	7,450,457
12,900	Merrill Lynch & Co., Inc.	1,078,182
7,700	Nymex Holdings, Inc.	967,351
19,648	T Rowe Price Group, Inc.	1,019,535
		27,366,553
	Electric — 1.8%
65,452	AES Corp. (The)*	1,432,090
6,984	Allegheny Energy, Inc.*	361,352
17,496	Constellation Energy Group, Inc.	1,525,126
22,544	Edison International	1,265,169
19,368	Exelon Corp.	1,406,117
		5,989,854
	Electronics — 1.0%
608	Applera Corp. - Applied Biosystems Group	18,568
47,896	Thermo Fisher Scientific, Inc.*	2,477,181
13,208	Waters Corp.*	784,027
		3,279,776
	Entertainment — 0.1%
10,840	International Game Technology	430,348
	Food — 1.2%
17,926	Campbell Soup Co.	695,708
13,104	Dean Foods Co.	417,624
23,472	General Mills, Inc.	1,371,234
11,210	Kellogg Co.	580,566
8,416	McCormick & Co., Inc.	321,323
2,088	Sysco Corp.	68,883
9,764	WM Wrigley Jr. Co.**	540,047
		3,995,385
	Health Care-Products — 7.7%
14,700	Alcon, Inc.	1,983,177
50,622	Baxter International, Inc.	2,852,043
4,464	Becton Dickinson & Co.	332,568
24,144	Biomet, Inc.	1,103,864
1,212	CR Bard, Inc.	100,148
28,135	Intuitive Surgical, Inc.*	3,904,294
38,770	Johnson & Johnson	2,389,007
38,553	Patterson Cos., Inc.*	1,436,870
81,616	Stryker Corp.	5,149,153
59,642	Varian Medical Systems, Inc.*	2,535,381
44,193	Zimmer Holdings, Inc.*	3,751,544
		25,538,049

                                                        See accompanying notes to the Schedule of Investments.                                                      3

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Health Care-Services — 1.1%
21,940	Humana, Inc.*	1,336,365
17,692	Laboratory Corp. of America Holdings* **	1,384,576
7,920	Manor Care, Inc.	517,097
5,612	UnitedHealth Group, Inc.	286,998
104	WellPoint, Inc.*	8,302
		3,533,338
	Home Furnishings — 0.1%
1,812	Harman International Industries, Inc.	211,642
	Household Products & Wares — 0.1%
5,184	Kimberly-Clark Corp.	346,758
	Insurance — 0.7%
6,048	American International Group, Inc.	423,541
26,784	Cigna Corp.	1,398,660
8,208	Metlife, Inc.	529,252
		2,351,453
	Internet — 7.2%
19,700	Akamai Technologies, Inc.*	958,208
16,184	Amazon.Com, Inc.* **	1,107,147
14,000	Equinix, Inc.*	1,280,580
12,900	F5 Networks, Inc.*	1,039,740
29,879	Google, Inc. Class A*	15,638,071
26,784	Symantec Corp.*	541,037
117,576	Yahoo!, Inc.*	3,189,837
		23,754,620
	Iron & Steel — 0.2%
5,832	Allegheny Technologies, Inc.	611,660
712	Nucor Corp.	41,759
		653,419
	Leisure Time — 0.2%
13,840	Harley-Davidson, Inc.	825,002
	Lodging — 0.5%
6,976	Harrah’s Entertainment, Inc.	594,774
12,372	Hilton Hotels Corp.	414,091
14,614	Marriott International, Inc. Class A	631,909
		1,640,774
	Machinery - Construction & Mining — 0.2%
6,984	Terex Corp.*	567,799

4                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Machinery - Diversified — 0.1%
1,456	Deere & Co.	175,797
	Media — 2.2%
707	Citadel Broadcasting Corp.	4,560
24,484	Clear Channel Communications, Inc.	925,985
61,232	Comcast Corp. Class A*	1,721,844
47,300	Comcast Corp. Special Class A*	1,322,508
48,888	DIRECTV Group (The), Inc.*	1,129,802
13,355	McGraw-Hill Cos. (The), Inc.	909,208
1,724	Meredith Corp.	106,198
39,260	News Corp. Class A	832,705
4,816	Walt Disney Co.	164,418
		7,117,228
	Metal Fabricate & Hardware — 0.2%
4,932	Precision Castparts Corp.	598,548
	Mining — 0.2%
5,184	Vulcan Materials Co.**	593,775
	Miscellaneous - Manufacturing — 1.9%
37,500	Danaher Corp.	2,831,250
79,574	General Electric Co.	3,046,093
8,660	Pall Corp.	398,273
		6,275,616
	Oil & Gas — 3.4%
11,088	Chevron Corp.	934,053
1,620	Devon Energy Corp.	126,830
63,882	Exxon Mobil Corp.	5,358,422
65,200	Southwestern Energy Co.*	2,901,400
14,700	Suncor Energy, Inc.	1,321,824
300	Transocean, Inc.*	31,794
8,332	XTO Energy, Inc.	500,753
		11,175,076
	Oil & Gas Services — 3.5%
35,215	National Oilwell Varco, Inc.*	3,670,812
90,502	Schlumberger, Ltd.	7,687,240
1,300	Smith International, Inc.	76,232
		11,434,284
	Packaging & Containers — 0.4%
10,392	Ball Corp.	552,543
19,432	Pactiv Corp.*	619,686

                                                        See accompanying notes to the Schedule of Investments.                                                      5

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Packaging & Containers — continued
792	Sealed Air Corp.	24,568
		1,196,797
	Pharmaceuticals — 7.1%
33,480	Abbott Laboratories	1,792,854
43,310	Abraxis BioScience, Inc.* **	962,781
119,412	Allergan, Inc.	6,882,908
1,484	Express Scripts, Inc.*	74,215
24,972	Forest Laboratories, Inc.*	1,139,972
39,512	Gilead Sciences, Inc.*	1,531,880
6,400	King Pharmaceuticals, Inc.*	130,944
40,000	Medco Health Solutions, Inc.*	3,119,600
48,697	Schering-Plough Corp.	1,482,337
95,287	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,930,589
41,898	Wyeth	2,402,431
		23,450,511
	Pipelines — 0.1%
5,444	Questar Corp.	287,715
3,692	Williams Cos., Inc.	116,741
		404,456
	Real Estate — 0.3%
28,396	CB Richard Ellis Group, Inc. Class A*	1,036,454
	REITS — 0.4%
448	AvalonBay Communities, Inc. REIT	53,258
6,152	Kimco Realty Corp. REIT	234,207
3,752	Public Storage, Inc. REIT	288,229
6,436	Vornado Realty Trust REIT	706,930
		1,282,624
	Retail — 9.2%
4,680	Abercrombie & Fitch Co. Class A	341,546
8,280	Autozone, Inc.*	1,131,214
9,000	Big Lots, Inc.* **	264,780
73,078	CVS/Caremark Corp.	2,663,693
32,544	Dollar General Corp.	713,364
2,712	Family Dollar Stores, Inc.	93,076
50,860	Kohl’s Corp.*	3,612,586
134,474	Lowe’s Cos., Inc.**	4,127,007
40,984	McDonald’s Corp.	2,080,348
9,960	Nordstrom, Inc.	509,155
22,536	RadioShack Corp.**	746,843
240,548	Starbucks Corp.*	6,311,980
26,000	Target Corp.	1,653,600

6                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Retail — continued
14,272	Tiffany & Co.	757,272
2,376	TJX Cos., Inc.	65,340
115,816	Walgreen Co.	5,042,629
3,848	Wendy’s International, Inc.	141,414
5,032	Yum! Brands, Inc.	164,647
		30,420,494
	Savings & Loans — 0.0%
5,864	Sovereign Bancorp, Inc.**	123,965
	Semiconductors — 2.0%
1,920	Analog Devices, Inc.	72,269
166,070	Broadcom Corp. Class A*	4,857,548
1,588	MEMC Electronic Materials, Inc.*	97,059
2,200	National Semiconductor Corp.	62,194
6,136	Novellus Systems, Inc.*	174,078
33,716	Nvidia Corp.*	1,392,808
		6,655,956
	Software — 4.9%
5,256	Adobe Systems, Inc.*	211,028
26,000	Autodesk, Inc.*	1,224,080
11,248	BMC Software, Inc.*	340,814
30,245	Cerner Corp.* **	1,677,690
504	Electronic Arts, Inc.*	23,849
12,584	Fidelity National Information Services, Inc.	683,060
19,488	First Data Corp.	636,673
1,632	Fiserv, Inc.*	92,698
700	IMS Health, Inc.	22,491
4,400	Mastercard, Inc. Class A	729,828
149,257	Microsoft Corp.	4,398,604
104,852	Oracle Corp.*	2,066,633
40,300	Paychex, Inc.	1,576,536
60,746	Salesforce.com, Inc.* **	2,603,574
		16,287,558
	Telecommunications — 9.4%
148,785	America Movil SA de CV-Series L, ADR	9,214,255
2,400	Avaya, Inc.*	40,416
23,000	China Mobile, Ltd., Sponsored ADR	1,239,700
30,000	Ciena Corp.*	1,083,900
188,788	Cisco Systems, Inc.*	5,257,746

                                                        See accompanying notes to the Schedule of Investments.                                                      7

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Telecommunications — continued
58,500	Corning, Inc.*	1,494,675
9,628	Juniper Networks, Inc.*	242,337
21,100	MetroPCS Communications, Inc.*	697,144
31,000	NII Holdings, Inc. Class B*	2,502,940
44,500	Nokia OYJ, Sponsored ADR	1,250,895
184,267	Qualcomm, Inc.	7,995,345
		31,019,353
	Toys, Games & Hobbies — 0.3%
34,316	Mattel, Inc.	867,852
	Transportation — 0.7%
54,101	Expeditors International Washington, Inc.	2,234,371
	TOTAL COMMON STOCKS (COST $308,509,172)	326,942,417

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.9%
	Repurchase Agreements — 2.1%
3,488,996	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with rates from 3.63%-5.50%, with maturities from 11/14/08-03/14/36, valued at $3,558,797. Repurchase proceeds are $3,490,547.), 5.34%, due 07/02/07***	3,488,996
3,488,996	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with a rate of 0.00%, with maturities from 07/03/07-03/28/08, valued at $3,561,606. Repurchase proceeds are $3,490,556.), 5.37%, due 07/02/07***	3,488,996
		6,977,992
	Certificates of Deposit — 3.8%
2,093,396	BNP Paribas, 5.35%, due 07/02/07***	2,093,396
2,093,396	Calyon, 5.38%, due 07/02/07***	2,093,396
697,799	First Tennessee National Corporation, 5.30%, due 07/18/07***	697,799
2,093,397	National Australia Bank, 5.32%, due 07/02/07***	2,093,397
2,093,397	Rabobank Nederland, 5.33%, due 07/02/07***	2,093,397
2,727,033	Svenska Handlesbanken, 5.30%, due 07/02/07***	2,727,033
697,799	Wells Fargo, 5.28%, due 07/13/07***	697,799
		12,496,217

8                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

TOTAL SHORT-TERM INVESTMENTS (COST $19,474,209)	19,474,209
TOTAL INVESTMENTS — 105.0% (Cost $327,983,381)	346,416,626
Other Assets and Liabilities (net) — (5.0%)	(16,452,974)
TOTAL NET ASSETS — 100.0%	$329,963,652

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*                                     Non-income producing security.

**                               All or a portion of this security is out on loan.

***                         Represents an investment of securities lending collateral.

                                                        See accompanying notes to the Schedule of Investments.                                                      9

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.1
Short-Term Investments	5.9
Other Assets and Liabilities (net)	(5.0)
100.0%

10                                                    See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Aerospace & Defense — 2.5%
24,200	Lockheed Martin Corp.	2,277,946
52,625	Northrop Grumman Corp.	4,097,909
6,981	Raytheon Co.	376,206
8,165	Rockwell Collins, Inc.	576,776
15,700	United Technologies Corp.	1,113,601
		8,442,438
	Agriculture — 0.2%
10,969	Monsanto Co.	740,846
	Airlines — 0.3%
44,590	Delta Air Lines, Inc.*	878,423
	Auto Manufacturers — 0.1%
40,922	Ford Motor Co.**	385,485
	Auto Parts & Equipment — 1.3%
7,148	Goodyear Tire & Rubber Co. (The)*	248,464
45,175	Magna International, Inc. Class A**	4,110,473
		4,358,937
	Banks — 7.0%
198,016	Bank of America Corp.	9,681,002
33,818	Bank of New York Co. (The), Inc.	1,401,418
64,100	BB&T Corp.	2,607,588
38,125	Capital One Financial Corp.	2,990,525
48,975	Comerica, Inc.	2,912,543
16,011	Mellon Financial Corp.	704,484
7,189	PNC Financial Services Group, Inc.	514,589
3,494	SunTrust Banks, Inc.	299,576
25,500	Wachovia Corp.	1,306,875
18,300	Wells Fargo & Co.	643,611
		23,062,211
	Beverages — 1.2%
21,813	Anheuser-Busch Cos., Inc.	1,137,766
26,466	Coca-Cola Co. (The)	1,384,436
54,745	Coca-Cola Enterprises, Inc.	1,313,880
		3,836,082
	Biotechnology — 1.2%
70,450	Amgen, Inc.*	3,895,180

                                                        See accompanying notes to the Schedule of Investments.                                                    11

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Chemicals — 0.3%
9,800	Dow Chemical Co. (The)	433,356
5,000	Praxair, Inc.	359,950
4,700	RPM, Inc.	108,617
		901,923
	Commercial Services — 1.0%
52,438	Hertz Global Holdings, Inc.*	1,393,278
32,400	McKesson Corp.	1,932,336
		3,325,614
	Computers — 2.9%
76,750	Affiliated Computer Services, Inc. Class A*	4,353,260
9,800	Computer Sciences Corp.*	579,670
36,162	Hewlett-Packard Co.	1,613,548
3,002	International Business Machines Corp.	315,960
512,455	Sun Microsystems, Inc.*	2,695,513
		9,557,951
	Cosmetics & Personal Care — 0.6%
33,144	Procter & Gamble Co.	2,028,081
	Diversified Financial Services — 13.0%
27,004	Charles Schwab Corp. (The)	554,122
33,700	CIT Group, Inc.	1,847,771
216,842	Citigroup, Inc.	11,121,826
21,200	Countrywide Financial Corp.	770,620
120,173	Fannie Mae	7,850,902
17,453	Franklin Resources, Inc.	2,311,999
114,625	Freddie Mac	6,957,737
35,075	JPMorgan Chase & Co.	1,699,384
38,000	Merrill Lynch & Co., Inc.	3,176,040
79,400	Morgan Stanley	6,660,072
		42,950,473
	Electric — 3.2%
6,100	American Electric Power Co., Inc.	274,744
8,832	Dominion Resources, Inc.	762,290
8,591	FPL Group, Inc.	487,453
35,600	Mirant Corp.*	1,518,340
25,802	PG&E Corp.	1,168,831
13,084	PPL Corp.	612,200
32,000	Public Service Enterprise Group, Inc.	2,808,960
65,400	Wisconsin Energy Corp.	2,892,642
		10,525,460

12                                                    See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Electrical Components & Equipment — 2.1%
428,748	Alcatel-Lucent Sponsored ADR**	6,002,472
22,725	Emerson Electric Co.	1,063,530
		7,066,002
	Electronics — 0.2%
9,100	Agilent Technologies, Inc.*	349,804
6,860	Dolby Laboratories, Inc. Class A*	242,913
		592,717
	Environmental Control — 1.0%
22,550	Republic Services, Inc.	690,932
70,303	Waste Management, Inc.	2,745,332
		3,436,264
	Food — 2.4%
6,300	Kellogg Co.	326,277
51,589	Kraft Foods, Inc. Class A	1,818,512
55,292	Kroger Co. (The)	1,555,364
35,500	Safeway, Inc.	1,208,065
96,359	Sara Lee Corp.	1,676,647
27,021	Supervalu, Inc.	1,251,613
		7,836,478
	Forest Products & Paper — 0.3%
23,912	International Paper Co.	933,764
	Gas — 0.9%
50,025	Sempra Energy	2,962,981
	Health Care-Products — 1.6%
12,546	Baxter International, Inc.	706,842
5,900	Becton Dickinson & Co.	439,550
32,397	Boston Scientific Corp.*	496,970
61,075	Johnson & Johnson	3,763,441
		5,406,803
	Health Care-Services — 0.6%
28,700	Humana, Inc.*	1,748,117
3,600	Laboratory Corp. of America Holdings*	281,736
		2,029,853
	Home Builders — 0.1%
690	NVR, Inc.*	469,027

                                                        See accompanying notes to the Schedule of Investments.                                                    13

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Home Furnishings — 1.4%
41,800	Whirlpool Corp.	4,648,160
	Household Products & Wares — 0.9%
6,200	Fortune Brands, Inc.	510,694
36,243	Kimberly-Clark Corp.	2,424,294
		2,934,988
	Insurance — 12.5%
137,800	Allstate Corp. (The)	8,476,078
32,317	American International Group, Inc.	2,263,160
66,105	AON Corp.	2,816,734
24,100	Axis Capital Holdings, Ltd.	979,665
127,668	Fidelity National Financial, Inc.	3,025,732
55,907	Genworth Financial, Inc. Class A	1,923,201
3,122	Hartford Financial Services Group, Inc.	307,548
75,450	Metlife, Inc.	4,865,016
78,158	Progressive Corp. (The)	1,870,321
8,300	RenaissanceRe Holdings, Ltd.	514,517
69,750	Torchmark Corp.	4,673,250
54,300	Travelers Cos., Inc. (The)	2,905,050
78,825	XL Capital, Ltd. Class A	6,644,159
		41,264,431
	Internet — 0.4%
36,042	IAC/InterActiveCorp.*	1,247,414
	Leisure Time — 1.6%
49,400	Carnival Corp.	2,409,238
87,000	Tyco International Ltd.	2,939,730
		5,348,968
	Machinery - Diversified — 0.1%
3,100	Rockwell Automation, Inc.	215,264
	Media — 0.6%
19,511	News Corp. Class B**	447,582
13,700	Time Warner Cable, Inc. Class A*	536,629
29,043	Time Warner, Inc.	611,065
12,800	Viacom, Inc. Class B*	532,864
		2,128,140
	Metal Fabricate & Hardware — 0.3%
27,400	Commercial Metals Co.	925,298

14                                                    See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mining — 0.6%
26,589	Barrick Gold Corp.	772,942
13,752	Freeport-McMoran Copper & Gold, Inc. Class B	1,138,941
		1,911,883
	Miscellaneous - Manufacturing — 2.2%
14,700	3M Co.	1,275,813
12,387	Eaton Corp.	1,151,991
123,044	General Electric Co.	4,710,124
2,400	ITT Corp.	163,872
		7,301,800
	Oil & Gas — 6.0%
44,400	BP Plc, Sponsored ADR	3,203,016
2,600	Chevron Corp.	219,024
4,621	Devon Energy Corp.	361,778
152,358	Exxon Mobil Corp.	12,779,789
25,800	Noble Energy, Inc.	1,609,662
29,800	Tesoro Corp.	1,703,070
		19,876,339
	Oil & Gas Services — 0.8%
8,397	Dresser-Rand Group, Inc.*	331,681
29,400	Halliburton Co.	1,014,300
7,630	Schlumberger, Ltd.	648,092
9,529	Smith International, Inc.	558,781
		2,552,854
	Pharmaceuticals — 8.1%
25,291	Abbott Laboratories	1,354,333
57,000	AmerisourceBergen Corp.	2,819,790
198,601	Bristol-Myers Squibb Co.	6,267,848
14,507	Eli Lilly & Co.	810,651
37,600	Forest Laboratories, Inc.*	1,716,440
9,100	Herbalife, Ltd.	360,815
419,350	Pfizer, Inc.	10,722,779
16,115	Sanofi-Aventis ADR**	648,951
27,027	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,114,864
19,327	Wyeth	1,108,210
		26,924,681
	Pipelines — 0.2%
22,536	Spectra Energy Corp.	585,035
	REITS — 0.6%
71,800	Host Hotels & Resorts, Inc. REIT	1,660,016

                                                        See accompanying notes to the Schedule of Investments.                                                    15

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	REITS — continued
6,700	Rayonier, Inc. REIT	302,438
		1,962,454
	Retail — 5.5%
3,556	Costco Wholesale Corp.	208,097
37,812	CVS/Caremark Corp.	1,378,247
64,250	Home Depot, Inc.	2,528,238
8,900	JC Penney Co., Inc.	644,182
8,594	Macys, Inc.	341,869
115,475	TJX Cos., Inc.	3,175,563
206,422	Wal-Mart Stores, Inc.	9,930,962
		18,207,158
	Savings & Loans — 1.4%
106,000	Washington Mutual, Inc.	4,519,840
	Semiconductors — 0.9%
22,742	Altera Corp.	503,280
16,300	Intel Corp.	387,288
17,694	Microchip Technology, Inc.	655,386
38,042	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	423,413
8,000	Teradyne, Inc.*	140,640
19,483	Texas Instruments, Inc.	733,145
		2,843,152
	Software — 4.2%
6,050	Automatic Data Processing, Inc.	293,244
181,150	CA, Inc.	4,679,105
185,550	Microsoft Corp.	5,468,159
175,697	Oracle Corp.*	3,462,988
		13,903,496
	Telecommunications — 4.5%
219,871	AT&T, Inc.	9,124,647
74,200	Cisco Systems, Inc.*	2,066,470
15,429	Corning, Inc.*	394,211
32,124	Juniper Networks, Inc.*	808,561
13,035	Qualcomm, Inc.	565,589
51,378	Verizon Communications, Inc.	2,115,232
		15,074,710
	Toys, Games & Hobbies — 0.5%
72,100	Mattel, Inc.	1,823,409

16                                                    See accompanying notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Transportation — 1.2%
1,290	Canadian National Railway Co.	65,700
3,675	Landstar System, Inc.	177,319
10,200	Norfolk Southern Corp.	536,214
26,400	Union Pacific Corp.	3,039,960
2,938	United Parcel Service, Inc. Class B	214,474
		4,033,667
	TOTAL COMMON STOCKS (COST $298,863,338)	325,856,134

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.9%
	Repurchase Agreements — 0.7%
1,134,441	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with rates from 3.63%-5.50%, with maturities from 11/14/08-03/14/36, valued at $1,157,137. Repurchase proceeds are $1,134,946.), 5.34%, due 07/02/07***	1,134,441
1,134,441	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with a rate of 0.00%, with maturities from 07/03/07-03/28/08, valued at $1,158,051. Repurchase proceeds are $1,134,949.), 5.37%, due 07/02/07***	1,134,441
		2,268,882
	Certificates of Deposit — 1.2%
680,665	BNP Paribas, 5.35%, due 07/02/07***	680,665
680,665	Calyon, 5.38%, due 07/02/07***	680,665
226,889	First Tennessee National Corporation, 5.30%, due 07/18/07***	226,889
680,665	National Australia Bank, 5.32%, due 07/02/07***	680,665
680,665	Rabobank Nederland, 5.33%, due 07/02/07***	680,665
886,690	Svenska Handlesbanken, 5.30%, due 07/02/07***	886,690
226,889	Wells Fargo, 5.28%, due 07/13/07***	226,889
		4,063,128
	TOTAL SHORT-TERM INVESTMENTS (COST $6,332,010)	6,332,010
	TOTAL INVESTMENTS — 100.4% (Cost $305,195,348)	332,188,144
	Other Assets and Liabilities (net) — (0.4%)	(1,423,072)
	TOTAL NET ASSETS — 100.0%	$330,765,072

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*                     Non-income producing security.

**               All or a portion of this security is out on loan.

***         Represents an investment of securities lending collateral.

                                                        See accompanying notes to the Schedule of Investments.                                                    17

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.5
Short-Term Investments	1.9
Other Assets and Liabilities (net)	(0.4)
100.0%

18                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.6%
	Aerospace & Defense — 1.3%
22,800	Empresa Brasileira de Aeronautica SA, ADR**	1,099,188
15,200	Esterline Technologies Corp.*	734,312
		1,833,500
	Airlines — 0.1%
5,100	Alaska Air Group, Inc.*	142,086
	Apparel — 3.9%
4,900	Columbia Sportswear Co.**	336,532
59,400	CROCS, Inc.* **	2,555,982
1,200	Phillips-Van Heusen Corp.	72,684
191,200	Quiksilver, Inc.*	2,701,656
		5,666,854
	Banks — 1.6%
47,300	East-West Bancorp, Inc.	1,839,024
12,200	Frontier Financial Corp.**	274,866
2,200	Signature Bank/New York, NY*	75,020
1,600	Wintrust Financial Corp.	70,160
		2,259,070
	Biotechnology — 2.6%
54,600	Affymetrix, Inc.* **	1,358,994
21,388	Alexion Pharmaceuticals, Inc.* **	963,743
14,600	American Oriental Bioengineering, Inc.*	129,940
24,700	Geron Corp.* **	173,888
15,600	Invitrogen Corp.*	1,150,500
		3,777,065
	Chemicals — 0.1%
5,400	Metabolix, Inc.*	135,162
	Coal — 1.8%
36,300	Consol Energy, Inc.	1,673,793
35,400	Massey Energy Co.	943,410
		2,617,203
	Commercial Services — 4.1%
21,900	Alliance Data Systems Corp.*	1,692,432
47,300	Corinthian Colleges, Inc.*	770,517
4,900	Equifax, Inc.	217,658
25,600	Hertz Global Holdings, Inc.*	680,192
2,400	Huron Consulting Group, Inc.*	175,224
2,400	Morningstar, Inc.*	112,860

                                                        See accompanying notes to the Schedule of Investments.                                                    19

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Commercial Services — continued
7,700	New Oriental Education & Technology Group, ADR*	413,644
6,000	Pharmaceutical Product Development, Inc.	229,620
25,900	Sotheby’s Holdings Class A**	1,191,918
3,500	Strayer Education, Inc.**	460,985
		5,945,050
	Computers — 1.0%
1,900	Factset Research Systems, Inc.	129,865
31,100	Immersion Corp.*	465,878
6,200	Jack Henry & Associates, Inc.	159,650
2,400	Manhattan Associates, Inc.*	66,984
5,500	Riverbed Technology, Inc.* **	241,010
10,500	Synopsys, Inc.*	277,515
3,200	Western Digital Corp.*	61,920
		1,402,822
	Cosmetics & Personal Care — 0.4%
17,000	Bare Escentuals, Inc.* **	580,550
	Distribution & Wholesale — 0.8%
19,800	WESCO International, Inc.*	1,196,910
	Diversified Financial Services — 8.3%
21,800	Affiliated Managers Group* **	2,806,968
55,100	Blackstone Group (The), LP* **	1,612,777
108,900	E*Trade Financial Corp.*	2,405,601
1,600	Eaton Vance Corp.	70,688
16,000	Federated Investors, Inc. Class B	613,280
41,500	Fortress Investment Group LLC Class A**	988,530
10,500	Greenhill & Co., Inc.**	721,455
2,700	Janus Capital Group, Inc.**	75,168
43,700	Jefferies Group, Inc.	1,179,026
40,900	Nasdaq Stock Market Inc (The)* **	1,215,139
22,200	Thomas Weisel Partners Group, Inc.* **	369,630
		12,058,262
	Electrical Components & Equipment — 1.9%
55,600	Ametek, Inc.	2,206,208
30,700	Universal Display Corp.* **	482,297
		2,688,505
	Electronics — 2.5%
17,400	Cymer, Inc.*	699,480
5,400	FEI Co.*	175,284

20                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Electronics — continued
244,400	Flextronics International, Ltd.*	2,639,520
7,442	L-1 Identity Solutions, Inc.*	152,189
		3,666,473
	Energy - Alternate Sources — 0.4%
4,400	Sunpower Corp. Class A*	277,420
20,800	US BioEnergy Corp.* **	236,288
		513,708
	Engineering & Construction — 0.1%
2,500	Jacobs Engineering Group, Inc.*	143,775
	Entertainment — 1.1%
36,000	DreamWorks Animation SKG, Inc. Class A*	1,038,240
19,500	Pinnacle Entertainment, Inc.*	548,925
		1,587,165
	Environmental Control — 0.5%
24,250	Waste Connections, Inc.*	733,320
	Food — 0.4%
3,900	McCormick & Co., Inc.	148,902
9,600	Whole Foods Market, Inc.**	367,680
		516,582
	Health Care-Products — 4.9%
29,700	Cytyc Corp.*	1,280,367
26,600	Gen-Probe, Inc.*	1,607,172
2,700	Mindray Medical International, Ltd., ADR**	82,431
2,100	Patterson Cos., Inc.*	78,267
25,000	Resmed, Inc.* **	1,031,500
24,500	Varian Medical Systems, Inc.*	1,041,495
15,300	Ventana Medical Systems* **	1,182,231
35,700	Volcano Corp.*	721,497
		7,024,960
	Health Care-Services — 2.1%
7,300	Lincare Holdings, Inc.*	290,905
22,800	Manor Care, Inc.**	1,488,612
9,700	Nighthawk Radiology Holdings, Inc.* **	175,085
19,800	Pediatrix Medical Group, Inc.*	1,091,970
		3,046,572

                                                        See accompanying notes to the Schedule of Investments.                                                    21

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Home Builders — 0.1%
2,000	Beazer Homes USA, Inc.	49,340
4,200	Ryland Group, Inc.**	156,954
		206,294
	Household Products & Wares — 0.8%
1,500	Church & Dwight Co., Inc.	72,690
23,700	Jarden Corp.* **	1,019,337
		1,092,027
	Insurance — 0.2%
14,300	OneBeacon Insurance Group, Ltd.	362,219
	Internet — 4.1%
14,700	Advent Software, Inc.* **	478,485
41,300	Avocent Corp.*	1,198,113
6,100	Checkfree Corp.* **	245,220
128,500	CNET Networks, Inc.* **	1,052,415
23,000	Cogent Communications Group, Inc.*	687,010
73,700	eResearch Technology, Inc.* **	700,887
52,300	Lionbridge Technologies*	308,047
16,200	Monster Worldwide, Inc.*	665,820
130,900	Move, Inc.*	586,432
		5,922,429
	Machinery - Diversified — 3.8%
36,000	Gardner Denver, Inc.*	1,531,800
38,300	Grant Prideco, Inc.*	2,061,689
48,650	Idex Corp.	1,874,971
		5,468,460
	Media — 1.5%
51,900	Martha Stewart Living Omnimedia Class A**	892,680
21,300	Meredith Corp.	1,312,080
		2,204,760
	Miscellaneous - Manufacturing — 1.3%
17,000	Actuant Corp. Class A**	1,072,020
41,300	Hexcel Corp.* **	870,191
		1,942,211
	Office Furnishings — 0.7%
9,300	Herman Miller, Inc.	293,880
35,400	Knoll, Inc.	792,960
		1,086,840

22                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Oil & Gas — 3.2%
23,900	Chesapeake Energy Corp.	826,940
18,800	Continental Resources, Inc./OK*	300,800
38,500	Denbury Resources, Inc.*	1,443,750
5,500	Patterson-UTI Energy, Inc.	144,155
35,000	Range Resources Corp.	1,309,350
23,800	Tetra Technologies, Inc.*	671,160
		4,696,155
	Oil & Gas Services — 1.9%
48,900	Cal Dive International, Inc.* **	813,207
8,700	FMC Technologies, Inc.* **	689,214
21,200	Smith International, Inc.	1,243,168
		2,745,589
	Pharmaceuticals — 12.3%
77,900	Alkermes, Inc.*	1,137,340
38,200	Cephalon, Inc.* **	3,070,898
75,600	Cubist Pharmaceuticals, Inc.* **	1,490,076
54,900	Depomed, Inc.* **	261,873
122,100	Elan Corp. Plc, Sponsored ADR*	2,677,653
143,000	Medarex, Inc.* **	2,043,470
16,700	Medicis Pharmaceutical Corp Class A**	510,018
52,000	MGI Pharma, Inc.*	1,163,240
52,000	OSI Pharmaceuticals, Inc.* **	1,882,920
51,700	Respironics, Inc.*	2,201,903
93,100	Santarus, Inc.* **	481,327
21,800	Sepracor, Inc.*	894,236
		17,814,954
	Real Estate — 0.4%
64,300	Meruelo Maddux Properties, Inc.*	524,688
	REITS — 0.2%
14,419	CapitalSource, Inc. REIT**	354,563
	Retail — 3.2%
15,900	AnnTaylor Stores Corp.*	563,178
1,700	Cheesecake Factory (The)*	41,684
13,400	Dick’s Sporting Goods, Inc.* **	779,478
1,300	Panera Bread Co. Class A* **	59,878
42,500	Petsmart, Inc.	1,379,125
3,800	PF Chang’s China Bistro, Inc.* **	133,760
116,200	Rite Aid Corp.* **	741,356
11,400	Urban Outfitters, Inc.*	273,942
62,100	Wet Seal (The), Inc. Class A* **	373,221

                                                        See accompanying notes to the Schedule of Investments.                                                    23

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Retail — continued
3,700	Williams-Sonoma, Inc.**	116,846
4,800	World Fuel Services Corp.	201,888
		4,664,356
	Semiconductors — 5.3%
133,900	Atmel Corp.*	744,484
24,400	ATMI, Inc.*	732,000
29,000	Brooks Automation, Inc.* **	526,350
12,400	Intersil Corp. Class A	390,104
203,000	Lattice Semiconductor Corp.*	1,161,160
13,600	ON Semiconductor Corp.*	145,792
15,500	QLogic Corp.*	258,075
43,700	Silicon Laboratories, Inc.*	1,512,457
153,400	Skyworks Solutions, Inc.*	1,127,490
27,100	Varian Semiconductor Equipment Associates, Inc.*	1,085,626
		7,683,538
	Software — 11.9%
11,300	Activision, Inc. *	210,971
27,100	Business Objects SA, Sponsored ADR* **	1,052,564
33,900	Citrix Systems, Inc.*	1,141,413
49,100	Cognos, Inc.*	1,947,797
16,600	Commvault Systems, Inc.*	286,682
31,400	eFunds Corp.*	1,108,106
5,300	Global Payments, Inc.	210,145
42,000	Nuance Communications, Inc.* **	702,660
12,600	Quest Software, Inc.* **	203,994
194,700	Red Hat, Inc.* **	4,337,916
33,600	Satyam Computer Services Ltd., ADR	831,936
38,900	Schawk, Inc.	778,778
44,650	THQ, Inc.* **	1,362,718
45,200	Transaction Systems Architects, Inc. Class A*	1,521,432
135,900	Wind River Systems, Inc.*	1,494,900
		17,192,012
	Telecommunications — 6.2%
40,800	Clearwire Corp. Class A* **	996,744
29,900	Comverse Technology, Inc.*	623,415
23,800	Harmonic, Inc.*	211,106
4,700	Infinera Corp.* **	117,124
6,800	MetroPCS Communications, Inc.*	224,672
52,400	NeuStar, Inc. Class A* **	1,518,028
94,500	Polycom, Inc.* **	3,175,200
254,100	RF Micro Devices, Inc.* **	1,585,584
15,300	SBA Communications Corp.*	513,927
		8,965,800

24                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Toys, Games & Hobbies — 0.2%
12,700	Marvel Entertainment, Inc.* **	323,596
	Transportation — 1.4%
47,400	JB Hunt Transport Services, Inc.	1,389,768
3,700	Kirby Corp.*	142,043
9,200	Landstar System, Inc.	443,900
2,600	UTI Worldwide, Inc.**	69,654
		2,045,365
	TOTAL COMMON STOCKS (COST $128,701,149)	142,831,450

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 25.6%
	Repurchase Agreements — 9.2%
6,638,898	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with rates from 3.63%-5.50%, with maturities from 11/14/08-03/14/36, valued at $6,771,718. Repurchase proceeds are $6,641,852.), 5.34%, due 07/02/07 ***	6,638,898
6,638,898	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with a rate of 0.00%, with maturities from 07/03/07-03/28/08, valued at $6,777,063. Repurchase proceeds are $6,641,869.), 5.37%, due 07/02/07 ***	6,638,898
		13,277,796
	Certificates of Deposit — 16.4%
3,983,339	BNP Paribas, 5.35%, due 07/02/07 ***	3,983,339
3,983,339	Calyon, 5.38%, due 07/02/07 ***	3,983,339
1,327,779	First Tennessee National Corporation, 5.30%, due 07/18/07 ***	1,327,779
3,983,339	National Australia Bank, 5.32%, due 07/02/07 ***	3,983,339
3,983,339	Rabobank Nederland, 5.33%, due 07/02/07 ***	3,983,339
5,189,029	Svenska Handlesbanken, 5.30%, due 07/02/07 ***	5,189,029
1,327,779	Wells Fargo, 5.28%, due 07/13/07 ***	1,327,779
		23,777,943
	TOTAL SHORT-TERM INVESTMENTS (COST $37,055,739)	37,055,739
	TOTAL INVESTMENTS — 124.2%
	(Cost $165,756,888)	179,887,189
	Other Assets and Liabilities (net) — (24.2%)	(35,056,870)
	TOTAL NET ASSETS — 100.0%	$ 144,830,319

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*                                     Non-income producing security.

**                               All or a portion of this security is out on loan.

***                         Represents an investment of securities lending collateral.

                                                        See accompanying notes to the Schedule of Investments.                                                    25

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.6
Short-Term Investments	25.6
Other Assets and Liabilities (net)	(24.2)
100.0%

26                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%
	Advertising — 0.2%
84,800	APAC Customer Services, Inc.*	206,064
	Aerospace & Defense — 2.3%
11,200	Alliant Techsystems, Inc.*	1,110,480
13,100	Esterline Technologies Corp.*	632,861
12,500	Goodrich Corp.	744,500
13,400	Kaman Corp. Class A	417,946
		2,905,787
	Agriculture — 1.6%
10,100	Loews Corp. - Carolina Group	780,427
21,100	Universal Corp/Richmond, VA	1,285,412
		2,065,839
	Airlines — 0.3%
8,500	UAL Corp.* **	345,015
	Apparel — 1.2%
28,400	Jones Apparel Group, Inc.	802,300
18,100	Maidenform Brands, Inc.*	359,466
14,400	Stride Rite Corp.	291,744
13,900	Tefron, Ltd.	128,158
		1,581,668
	Auto Manufacturers — 0.5%
9,400	Oshkosh Truck Corp.	591,448
	Auto Parts & Equipment — 1.3%
12,200	Aftermarket Technology Corp.*	362,096
64,700	Exide Technologies*	601,710
16,500	Keystone Automotive Industries, Inc.*	682,605
1,000	TRW Automotive Holdings Corp.*	36,830
		1,683,241
	Banks — 1.6%
28,400	Bancorpsouth, Inc.	694,664
21,500	First Horizon National Corp.**	838,500
20,500	Fremont General Corp.**	220,580
5,200	Huntington Bancshares, Inc.**	118,248
3,800	Susquehanna Bancshares, Inc.**	85,006
2,500	TCF Financial Corp.	69,500
		2,026,498

                                                        See accompanying notes to the Schedule of Investments.                                                    27

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Building Materials — 0.5%
8,100	Interline Brands, Inc.*	211,248
19,800	LSI Industries, Inc.	354,420
3,900	Mueller Industries	134,316
		699,984
	Chemicals — 5.1%
27,500	Agrium, Inc.	1,203,125
22,700	Ashland, Inc.	1,451,665
21,600	Celanese Corp. Class A	837,648
19,100	Eastman Chemical Co.	1,228,703
19,400	Ferro Corp.**	483,642
29,000	ICO, Inc.*	306,530
20,300	Landec Corp.*	272,020
18,900	Rockwood Holdings, Inc.*	690,795
		6,474,128
	Commercial Services — 2.3%
37,900	Convergys Corp.*	918,696
6,700	Electro Rent Corp.	97,418
19,300	Healthcare Services Group**	569,350
4,500	HMS Holdings Corp.* **	86,130
14,500	Learning Tree International, Inc.*	189,950
11,700	Monro Muffler, Inc.	438,165
36,000	MPS Group, Inc.*	481,320
31,000	Source Interlink Cos., Inc.* **	154,380
		2,935,409
	Computers — 0.8%
5,325	Brocade Communications Systems, Inc.*	41,641
9,200	Cray, Inc.*	70,196
23,200	Dot Hill Systems Corp.*	83,520
23,900	Pomeroy IT Solutions, Inc.*	233,742
29,300	Qualstar Corp.*	106,945
9,400	Rackable Systems, Inc.*	116,184
6,700	Rimage Corp.*	211,653
3,300	Silicon Graphics, Inc.*	87,582
17,300	STEC, Inc.* **	111,239
		1,062,702
	Cosmetics & Personal Care — 0.3%
15,400	Elizabeth Arden, Inc.*	373,604
	Distribution & Wholesale — 1.1%
46,000	Bell Microproducts, Inc.*	299,920
2,300	CDW Corp.*	195,431

28                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Distribution & Wholesale — continued
29,300	Navarre Corp.* **	114,270
11,300	United Stationers, Inc.*	753,032
		1,362,653
	Diversified Financial Services — 2.5%
1,500	Accredited Home Lenders Holding Co.* **	20,505
54,800	AmeriCredit Corp.* **	1,454,940
2,500	Edwards (A.G.) Inc.	211,375
77,800	Friedman Billings Ramsey Group, Inc. Class A**	424,788
38,400	IndyMac Bancorp, Inc.**	1,120,128
		3,231,736
	Electric — 3.0%
10,000	Alliant Energy Corp.	388,500
38,700	Centerpoint Energy, Inc.	673,380
8,300	Energy East Corp.	216,547
11,200	NRG Energy, Inc.*	465,584
600	OGE Energy Corp.	21,990
38,300	Pepco Holdings Inc.	1,080,060
14,900	Pinnacle West Capital Corp.	593,765
6,800	Puget Energy Inc.	164,424
4,800	SCANA Corp.	183,792
600	Sierra Pacific Resources*	10,536
		3,798,578
	Electrical Components & Equipment — 0.9%
12,400	General Cable Corp.* **	939,300
4,100	Lamson & Sessions Co.(The)*	108,937
1,300	Superior Essex, Inc.*	48,555
		1,096,792
	Electronics — 3.5%
23,900	Arrow Electronics, Inc.*	918,477
46,100	Coherent, Inc.*	1,406,511
15,900	CTS Corp.	201,294
9,500	Rofin-Sinar Technologies, Inc.*	655,500
36,000	Tektronix, Inc.**	1,214,640
5,700	X-Rite, Inc.	84,189
		4,480,611
	Engineering & Construction — 1.0%
17,800	Dycom Industries, Inc.*	533,644
3,700	Emcor Group Inc.*	269,730
1,100	Granite Construction, Inc.	70,598

                                                        See accompanying notes to the Schedule of Investments.                                                    29

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Engineering & Construction — continued
8,400	Insituform Technologies, Inc. Class A* **	183,204
3,900	Perini Corp.*	239,967
		1,297,143
	Food — 1.7%
116,900	Del Monte Foods Co.	1,421,504
6,700	Ingles Markets, Inc. Class A	230,815
8,200	Smithfield Foods, Inc.*	252,478
4,200	Supervalu, Inc.	194,544
		2,099,341
	Forest Products & Paper — 4.9%
52,650	Bowater, Inc.**	1,313,617
41,300	MeadWestvaco Corp.	1,458,716
64,200	Sappi, Ltd., Sponsored ADR**	1,178,070
62,700	Smurfit-Stone Container Corp.* **	834,537
102,800	Wausau Paper Corp.	1,377,520
		6,162,460
	Gas — 1.0%
2,500	Energen Corp.	137,350
1,200	Nicor, Inc.**	51,504
53,700	NiSource, Inc.	1,112,127
		1,300,981
	Hand & Machine Tools — 2.3%
17,650	Kennametal, Inc.	1,447,829
19,200	Lincoln Electric Holdings, Inc.	1,425,408
		2,873,237
	Health Care-Products — 1.0%
13,100	Cantel Medical Corp.*	222,831
21,306	Cardiac Science Corp.*	233,514
12,000	DEL Global Technologies Corp.*	30,600
11,800	EDAP TMS SA, ADR* **	78,116
22,400	Insight Enterprises, Inc.*	505,568
26,500	Microtek Medical Holdings, Inc.*	121,900
61,800	North American Scientific, Inc.*	60,626
10,560	SeraCare Life Sciences, Inc.*	70,752
		1,323,907
	Health Care-Services — 1.3%
43,100	Allied Healthcare International, Inc.*	120,680
5,100	America Service Group, Inc.*	86,292
29,300	Five Star Quality Care, Inc.* **	233,814

30                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Health Care-Services — continued
7,100	Health Net, Inc.*	374,880
55,400	Hooper Holmes Inc.*	185,590
3,300	Matria Healthcare, Inc.* **	99,924
17,100	Option Care, Inc.	263,340
11,100	Rehabcare Group, Inc.*	158,064
2,300	Triad Hospitals, Inc.*	123,648
400	Universal Health Services, Inc. Class B	24,600
300	WellCare Health Plans, Inc.* **	27,153
		1,697,985
	Home Builders — 0.6%
6,700	KB Home**	263,779
5,500	Levitt Corp. Class A	51,865
7,800	Monaco Coach Corp.	111,930
500	NVR, Inc.* **	339,875
		767,449
	Home Furnishings — 0.7%
7,800	Universal Electronics, Inc.*	283,296
6,000	Whirlpool Corp.**	667,200
		950,496
	Household Products & Wares — 1.2%
13,600	Ennis, Inc.	319,872
23,050	Fossil, Inc.*	679,744
10,900	Russ Berrie & Co., Inc.*	203,067
9,400	WD-40 Co.	308,978
		1,511,661
	Housewares — 1.0%
41,100	Newell Rubbermaid, Inc.	1,209,573
	Insurance — 9.8%
12,000	Affirmative Insurance Holdings, Inc.	183,000
3,300	AmCOMP, Inc.*	32,175
29,500	American Equity Investment Life Holding Co.**	356,360
38,000	American Financial Group, Inc.	1,297,700
2,700	American Physicians Service Group, Inc.	51,030
12,800	American Safety Insurance Holdings, Ltd.*	305,024
21,300	Amerisafe, Inc.*	418,119
12,900	Assurant, Inc.	760,068
4,300	Castlepoint Holdings, Ltd.**	63,167
25,400	CRM Holdings, Ltd.*	194,310
23,700	Donegal Group, Inc. Class A	353,130

                                                        See accompanying notes to the Schedule of Investments.                                                    31

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Insurance — continued
7,300	EMC Insurance Group, Inc.	181,186
2,200	First American Corp.	108,900
26,953	Hanover Insurance Group (The), Inc.	1,315,037
22,900	KMG America Corp.*	120,225
22,400	Meadowbrook Insurance Group, Inc.*	245,504
11,700	MGIC Investment Corp.**	665,262
14,800	Nationwide Financial Services Class A	935,656
64,600	Old Republic International Corp.	1,373,396
20,100	PMA Capital Corp. Class A*	214,869
17,900	Procentury Corp.	300,004
20,900	Radian Group, Inc.**	1,128,600
19,200	Safeco Corp.	1,195,392
22,950	Scottish Re Group, Ltd.*	112,226
13,400	SeaBright Insurance Holdings, Inc.*	234,232
29,600	Specialty Underwriters’ Alliance, Inc.*	234,136
		12,378,708
	Internet — 0.7%
19,500	i2 Technologies, Inc.* **	363,480
58,400	Lionbridge Technologies*	343,976
30,100	SupportSoft, Inc.*	164,346
		871,802
	Investment Companies — 0.3%
24,100	MCG Capital Corp.	386,082
	Iron & Steel — 2.3%
3,650	Carpenter Technology Corp.	475,632
800	Chaparral Steel Co.	57,496
53,550	Gibraltar Industries, Inc.	1,186,133
12,600	Material Sciences Corp.*	148,554
1,500	Novamerican Steel, Inc.*	79,995
17,000	Reliance Steel & Aluminum Co.**	956,420
		2,904,230
	Leisure Time — 0.2%
7,500	Arctic Cat, Inc.	148,500
6,700	Nautilus, Inc.**	80,668
		229,168
	Machinery - Construction & Mining — 0.6%
9,600	Terex Corp.*	780,480

32                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Machinery - Diversified — 3.0%
24,500	AGCO Corp.*	1,063,545
12,200	Columbus McKinnon Corp.*	392,840
11,600	Gardner Denver, Inc.*	493,580
19,050	Gerber Scientific, Inc.*	221,361
24,600	Presstek, Inc.* **	196,554
47,750	Sauer-Danfoss, Inc.	1,421,040
		3,788,920
	Metal Fabricate & Hardware — 2.3%
36,500	Commercial Metals Co.	1,232,605
29,000	NN, Inc.	342,200
11,700	Northwest Pipe Co.*	416,169
2,000	Sun Hydraulics Corp.	98,500
21,400	Timken Co.	772,754
		2,862,228
	Mining — 0.6%
13,400	Century Aluminum Co.* **	732,042
	Miscellaneous - Manufacturing — 1.7%
7,800	Blount International, Inc.*	102,024
17,900	Flanders Corp.* **	137,830
79,400	Griffon Corp.*	1,729,332
5,200	Standex International Corp.	147,888
		2,117,074
	Oil & Gas — 4.9%
15,600	Brigham Exploration Co.*	91,572
10,200	Cabot Oil & Gas Corp.	376,176
3,900	Comstock Resources, Inc.*	116,883
29,700	Denbury Resources, Inc.*	1,113,750
40,900	Grey Wolf, Inc.* **	337,016
12,300	Newfield Exploration Co.*	560,265
23,300	Noble Energy, Inc.	1,453,687
12,400	Range Resources Corp.	463,884
3,800	Seacor Holdings Inc.*	354,768
28,500	Southwestern Energy Co.*	1,268,250
8,400	Warren Resources, Inc.* **	98,112
		6,234,363
	Oil & Gas Services — 1.6%
64,800	Acergy SA, Sponsored ADR	1,455,408
29,000	Newpark Resources*	224,750
11,700	Willbros Group, Inc.* **	347,256
		2,027,414

                                                        See accompanying notes to the Schedule of Investments.                                                    33

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Packaging & Containers — 1.2%
21,500	Chesapeake Corp.	270,255
18,800	Packaging Corp. of America	475,828
19,200	Sonoco Products Co.	821,952
		1,568,035
	Pharmaceuticals — 0.4%
33,500	BioScrip, Inc.*	160,800
14,100	Draxis Health, Inc.*	83,472
27,700	Healthtronics, Inc.*	120,495
5,100	King Pharmaceuticals, Inc.*	104,346
		469,113
	Pipelines — 1.4%
1,100	Boardwalk Pipeline Partners, LP**	39,028
17,000	National Fuel Gas Co.**	736,270
3,900	ONEOK Partners, LP**	266,955
14,800	Oneok, Inc.	746,068
		1,788,321
	Real Estate — 0.1%
5,000	Thomas Properties Group, Inc.	79,900
	REITS — 8.5%
6,900	Agree Realty Corp. REIT	215,625
700	Alexandria Real Estate Equities, Inc. REIT	67,774
4,600	AMB Property Corp. REIT	244,812
56,950	American Home Mortgage Investment Corp. REIT**	1,046,741
8,700	Annaly Capital Management, Inc. REIT**	125,454
155,500	Anthracite Capital, Inc. REIT**	1,819,350
53,700	Anworth Mortgage Asset Corp. REIT	485,985
4,700	Apartment Investment & Management Co. REIT Class A**	236,974
2,000	BioMed Realty Trust, Inc. REIT**	50,240
3,100	Brandywine Realty Trust REIT**	88,598
3,200	Bre Properties Inc. REIT**	189,728
2,900	Camden Property Trust REIT	194,213
5,000	CapitalSource, Inc. REIT**	122,950
7,900	Care Investment Trust, Inc. REIT*	108,625
2,200	CBL & Associates Properties, Inc. REIT	79,310
1,600	Colonial Properties Trust REIT**	58,320
3,500	Deerfield Triarc Capital Corp. REIT	51,205
3,900	Diamondrock Hospitality Co. REIT	74,412
6,900	Duke Realty Corp. REIT	246,123
1,100	Essex Property Trust, Inc. REIT	127,930
2,000	Federal Realty Investment Trust REIT	154,520
20,000	Feldman Mall Properties, Inc. REIT	228,000

34                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	REITS — continued
1,300	First Industrial Realty Trust, Inc. REIT**	50,388
6,600	Health Care Property Investors, Inc. REIT	190,938
2,500	Health Care REIT, Inc.	100,900
1,100	Highwoods Properties, Inc. REIT	41,250
2,000	Home Properties Inc. REIT**	103,860
4,400	Hospitality Properties Trust REIT	182,556
7,700	HRPT Properties Trust REIT	80,080
15,400	Impac Mortgage Holdings, Inc. REIT**	70,994
4,300	Istar Financial Inc. REIT	190,619
22,400	JER Investors Trust, Inc. REIT**	336,000
1,400	Kilroy Realty Corp. REIT	99,176
200	KKR Financial Holdings LLC REIT	4,982
1,200	Lasalle Hotel Properties REIT	52,104
7,800	Lexington Realty Trust REIT**	162,240
4,700	Liberty Property Trust REIT**	206,471
25,400	Luminent Mortgage Capital, Inc. REIT**	256,286
3,800	Mack-Cali Realty Corp. REIT	165,262
18,800	Medical Properties Trust, Inc. REIT**	248,724
3,100	Nationwide Health Properties, Inc. REIT**	84,320
1,800	Newcastle Investment Corp. REIT	45,126
6,700	Novastar Financial, Inc. REIT**	46,766
1,500	Post Properties, Inc. REIT**	78,195
3,200	Potlatch Corp. REIT	137,760
39,200	RAIT Financial Trust REIT**	1,019,984
2,400	Rayonier, Inc. REIT	108,336
3,400	Realty Income Corp. REIT**	85,646
2,600	Redwood Trust, Inc. REIT**	125,788
2,300	Regency Centers Corp. REIT	162,150
443	SL Green Realty Corp. REIT	54,883
1,700	Spirit Finance Corp. REIT	24,752
900	Taubman Centers, Inc. REIT	44,649
3,900	Thornburg Mortgage, Inc. REIT**	102,102
2,100	Weingarten Realty Investors REIT	86,310
		10,766,486
	Retail — 7.3%
15,900	AC Moore Arts & Crafts, Inc.* **	311,799
35,500	Autonation, Inc.*	796,620
27,200	Big Lots, Inc.* **	800,224
12,400	BJ’s Wholesale Club, Inc.*	446,772
36,600	Bombay Co. (The), Inc.*	16,470
52,400	Casey’s General Stores, Inc.	1,428,424
14,300	Cato Corp. Class A	313,742
16,200	Charlotte Russe Holding, Inc.*	435,294
33,900	Dillard’s, Inc. Class A	1,218,027
20,100	Finlay Enterprises, Inc.*	107,937

                                                        See accompanying notes to the Schedule of Investments.                                                    35

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Retail — continued
4,600	Foot Locker, Inc.	100,280
17,500	Gander Mountain Co.* **	198,625
6,100	Kenneth Cole Productions, Inc. Class A	150,670
7,300	Mothers Work, Inc.*	228,271
30,500	Payless Shoesource, Inc.*	962,275
10,300	PC Mall, Inc.*	125,969
15,600	Retail Ventures, Inc.*	251,628
5,100	Saks, Inc.	108,885
8,800	School Specialty, Inc.* **	311,872
14,300	Sharper Image Corp.* **	162,877
8,400	Shoe Carnival, Inc.*	230,916
3,300	Sonic Automotive, Inc.	95,601
26,800	Trans World Entertainment*	124,352
15,900	United Retail Group, Inc.*	184,917
31,000	Wet Seal (The), Inc. Class A* **	186,310
		9,298,757
	Savings & Loans — 0.6%
4,500	BankFinancial Corp.	69,525
11,300	Downey Financial Corp.**	745,574
		815,099
	Semiconductors — 0.3%
9,400	Diodes, Inc.* **	392,638
	Software — 1.9%
14,950	American Software Class A	153,985
60,900	Borland Software Corp.* **	361,746
6,700	Corel Corp.*	88,775
30,200	GSE Systems, Inc.*	199,320
27,900	infoUSA, Inc.	285,138
4,800	Inter-Tel, Inc.	114,864
22,000	JDA Software Group, Inc.*	431,860
11,000	MSC.Software Corp.*	148,940
16,200	Plato Learning, Inc.*	74,520
11,700	SPSS, Inc.*	516,438
		2,375,586
	Telecommunications — 1.3%
28,600	Adaptec, Inc.*	108,966
27,850	Avaya, Inc.*	468,994
7,000	CenturyTel, Inc.	343,350
5,800	Eschelon Telecom, Inc.*	171,680
11,200	Mastec, Inc.*	177,184

36                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Telecommunications — continued
32,200	Premiere Global Services, Inc.*	419,244
		1,689,418
	Textiles — 0.0%
8,600	Quaker Fabric Corp.*	9,804
	Toys, Games & Hobbies — 0.1%
17,900	Lenox Group, Inc.*	125,837
	Transportation — 0.8%
16,200	CAI International, Inc.*	213,516
13,400	Dynamex, Inc.*	342,102
1,700	Overseas Shipholding Group	138,380
6,600	Ryder System, Inc.**	355,080
		1,049,078
	TOTAL COMMON STOCKS (COST $115,404,048)	123,856,573
	PREFERRED STOCKS — 0.1%
	REITS — 0.1%
3,700	Anworth Mortgage Asset Corp. Preferred, Convertible, REIT	92,500
	TOTAL PREFERRED STOCKS (COST $93,990)	92,500

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 21.5%
	Repurchase Agreements — 7.7%
4,878,834	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with rates from 3.63%-5.50%, with maturities from 11/14/08-03/14/36, valued at $3,951,106. Repurchase proceeds are $4,881,005.), 5.34%, due 07/02/07***	4,878,834
4,878,834	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with a rate of 0.00%, with maturities from 07/03/07-03/28/08, valued at $3,954,225. Repurchase proceeds are $4,881,017.), 5.37%, due 07/02/07***	4,878,834
		9,757,668
	Certificates of Deposit — 13.8%
2,927,301	BNP Paribas, 5.35%, due 07/02/07***	2,927,301
2,927,301	Calyon, 5.38%, due 07/02/07***	2,927,301
975,766	First Tennessee National Corporation, 5.30%, due 07/18/07***	975,766
2,927,301	National Australia Bank, 5.32%, due 07/02/07***	2,927,301
2,927,301	Rabobank Nederland, 5.33%, due 07/02/07***	2,927,301

                                                        See accompanying notes to the Schedule of Investments.                                                    37

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Certificates of Deposit — continued
3,813,346	Svenska Handlesbanken, 5.30%, due 07/02/07***	3,813,346
975,766	Wells Fargo, 5.28%, due 07/13/07***	975,766
		17,474,082
	TOTAL SHORT-TERM INVESTMENTS (COST $27,231,750)	27,231,750
	TOTAL INVESTMENTS — 119.2% (Cost $142,729,788)	151,180,823
	Other Assets and Liabilities (net) — (19.2%)	(24,308,992)
	TOTAL NET ASSETS — 100.0%	$126,871,831

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*                                     Non-income producing security.

**                               All or a portion of this security is out on loan.

***                         Represents an investment of securities lending collateral.

38                                                    See accompanying notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.6
Short-Term Investments	21.5
Preferred Stocks	0.1
Other Assets and Liabilities (net)	(19.2)
100.0%

                                                        See accompanying notes to the Schedule of Investments.                                                    39

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%
	Australia — 2.2%
19,216	Austria & New Zealand Banking Group Ltd.	472,620
30,446	BlueScope Steel, Ltd.	267,086
25,053	Foster’s Group, Ltd.	135,607
97,596	Investa Property Group	241,777
55,321	Macquarie Bank, Ltd.	3,989,419
53,503	Mirvac Group	258,734
118,448	QBE Insurance Group, Ltd.	3,135,328
5,811	Rio Tinto, Ltd.	487,040
17,625	Santos, Ltd.	208,445
25,323	Suncorp-Metway, Ltd.	433,333
14,191	Tabcorp Holdings, Ltd.	206,480
123,705	Telstra Corp., Ltd.	481,727
12,456	Westpac Banking Corp	271,166
9,579	Woodside Petroleum, Ltd.	371,802
24,571	Woolworths, Ltd.	562,843
26,406	Zinifex, Ltd.	421,622
	Total Australia	11,945,029
	Austria — 0.2%
1,644	Boehler-Uddeholm AG	164,302
578	Flughafen Wien AG	57,079
128	Mayr Melnhof Karton AG	29,073
4,078	OMV AG	272,568
4,145	Voestalpine AG	349,877
	Total Austria	872,899
	Bahrain — 0.0%
797	Investcorp Bank BSC, GDR*	20,323
7,279	Investcorp Bank BSC, GDR, 144A	172,876
	Total Bahrain	193,199
	Belgium — 0.8%
8,225	AGFA-Gevaert NV	212,835
890	Colruyt SA	186,296
2,604	Delhaize Group	256,201
15,330	Dexia	480,538
77,231	Fortis**	3,286,629
3,090	UCB SA	182,995
	Total Belgium	4,605,494
	Bermuda — 0.5%
23,260	Aquarius Platinum, Ltd.	729,883
133,500	Esprit Holdings, Ltd.	1,693,959

40                                                    See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Bermuda — continued
36,500	Yue Yuen Industrial Holdings	113,218
	Total Bermuda	2,537,060
	Brazil — 3.0%
4,900	Brasil Telecom Participacoes SA ADR	296,254
24,100	Cia de Bebidas das Americas ADR	1,687,000
119,800	Cia Vale Do Rio Doce ADR**	5,337,090
43,400	JHSF Participacoes SA*	253,505
36,900	Petroleo Brasileiro SA ADR	3,936,492
29,400	Petroleo Brasileiro SA ADR**	3,565,338
21,336	Souza Cruz SA	515,232
13,600	Tam SA, ADR**	450,160
14,316	Tele Norte Leste Participacoes SA Preferred, ADR	271,575
	Total Brazil	16,312,646
	Canada — 0.8%
7,900	BCE, Inc.	299,587
9,600	Canadian Imperial Bank of Commerce	866,279
7,600	Canadian Natural Resources	505,690
11,200	Encana Corp.	689,846
13,700	LionOre Mining International, Ltd.*	359,967
2,500	Magna International, Inc. Class A	229,142
8,000	National Bank of Canada	461,537
1,500	Potash Corp. of Saskatchewan	117,434
4,700	Research In Motion, Ltd.*	947,290
	Total Canada	4,476,772
	China — 1.5%
3,158,000	China Construction Bank Class H	2,173,223
1,002,000	China Petroleum & Chemical Corp. Class H	1,108,648
1,229,500	China Shenhua Energy Co., Ltd.	4,293,397
1,507,000	Industrial and Commercial Bank of China Asia, Ltd. Class H	836,590
	Total China	8,411,858
	Egypt — 0.3%
5,643	Eastern Tobacco	406,435
9,200	Orascom Construction Industries	602,004
2,012	Orascom Construction Industries, GDR	266,590
7,100	Orascom Telecom Holdings GDR	447,300
	Total Egypt	1,722,329
	Finland — 1.3%
3,900	Kesko OYJ	259,881
8,477	Neste Oil OYJ**	333,498
178,255	Nokia OYJ	5,009,847

                                                        See accompanying notes to the Schedule of Investments.                                                    41

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Finland — continued
12,393	Outokumpu OYJ	418,769
7,001	Rautaruukki OYJ	449,784
14,773	Sampo OYJ Class A	426,168
7,829	Tietoenator OYJ**	252,706
	Total Finland	7,150,653
	France — 11.2%
27,220	Accor SA	2,415,997
33,200	Air France-KLM	1,550,955
49,982	BNP Paribas	5,964,582
2,614	Business Objects SA*	103,156
24,886	Cap Gemini SA	1,827,364
4,729	Carrefour A.S.	333,005
3,588	Cie de Saint-Gobain	403,992
28,960	Compagnie Generale des Etablissements Michelin	4,061,774
85,609	Credit Agricole SA	3,490,545
20,144	Essilor International	2,404,148
6,974	Groupe Danone**	565,312
3,970	Lafarge SA	725,972
20,410	L’Oreal	2,420,183
12,049	Peugeot SA	972,787
43,095	Renault SA	6,938,255
56,663	Sanofi-Aventis	4,599,226
19,295	Societe Generale	3,583,875
10,713	Suez SA	614,764
11,274	Technip SA	933,360
165,278	Total SA	13,451,008
54,631	Vinci SA	4,093,420
	Total France	61,453,680
	Germany — 9.0%
1,900	Adidas AG	120,040
29,544	Allianz AG	6,926,354
25,186	Altana AG	607,847
41,268	BASF AG	5,419,623
51,430	Bayer AG	3,896,638
9,336	Bayerische Motoren Werke AG**	605,345
4,029	Bilfinger Berger AG	358,314
6,413	DaimlerChrysler AG	594,063
28,373	Deutsche Bank AG	4,131,188
6,578	Deutsche Boerse AG	744,028
71,632	Deutsche Lufthansa	2,008,376
9,523	Deutsche Post AG	309,057
31,600	E.ON AG	5,304,372
11,426	Epcos AG	224,218
2,619	Hochtief AG	285,408

42                                                    See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Germany — continued
25,621	Infineon Technologies AG*	425,956
7,062	Landesbank Berlin Holding AG*	58,179
7,724	Man AG	1,113,683
18,344	Merck Kgaa	2,528,237
516	Metro AG	42,844
34,970	Muenchener Rueckver AG	6,432,081
21,160	RWE AG	2,257,348
3,139	Salzgitter AG	608,308
3,853	SGL Carbon AG*	160,013
7,870	Siemens AG	1,132,714
4,043	Stada Arzneimittel AG	257,943
10,655	Suedzucker AG	236,573
2,114	Techem AG	147,550
18,131	Thyssenkrupp AG	1,080,603
18,902	TUI AG* **	523,837
5,604	Volkswagen AG	893,838
	Total Germany	49,434,578
	Hong Kong — 1.0%
86,200	Bank of East Asia, Ltd.	485,143
77,000	China Mobile, Ltd.	826,840
798,700	China Netcom Group Corp Hong Kong, Ltd.	2,206,720
52,500	CLP Holdings, Ltd.	352,221
18,000	Hang Lung Group, Ltd.	81,275
7,000	Hong Kong Exchanges and Clearing, Ltd.	98,940
42,000	Hongkong Electric Holdings	211,937
47,000	Melco International Development	69,737
557,995	Sino Land Co.	1,161,969
	Total Hong Kong	5,494,782
	Hungary — 0.1%
1,330	Gedeon Richter Rt	268,285
3,107	MOL Hungarian Oil and Gas NyRt	473,042
	Total Hungary	741,327
	India — 0.6%
6,850	Grasim Industries, Ltd., Sponsored ADR	443,352
16,372	Hero Honda Motors, Ltd.	278,417
69,033	Hindustan Lever, Ltd.	319,676
34,157	Oil & Natural Gas Corp., Ltd.	759,459
2,600	Punjab National Bank	34,553
22,000	Satyam Computer Services Ltd., ADR	544,720
11,100	State Bank of India, Ltd., GDR	979,020
1,400	State Bank of India, Ltd., Sponsored GDR	116,854
	Total India	3,476,051

                                                        See accompanying notes to the Schedule of Investments.                                                    43

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Indonesia — 0.5%
279,000	Astra International Tbk PT	521,870
1,901,600	Bank Mandiri	657,720
7,600	PT Telekomunikasi Indonesia ADR	327,560
709,000	Telekomunikasi Indonesia Tbk PT	772,955
386,500	United Tractors Tbk PT	352,919
	Total Indonesia	2,633,024
	Ireland — 1.5%
214,955	Anglo Irish Bank Corp. Plc	4,412,674
9,649	CRH Plc (Dublin Exchange)	477,342
47,099	CRH Plc (London Exchange)	2,328,746
9,502	DCC Plc	320,181
47,448	Depfa Bank Plc	839,460
	Total Ireland	8,378,403
	Israel — 0.5%
147,838	Bank Hapoalim, Ltd.	720,592
71,053	Israel Chemicals, Ltd.	563,554
28,500	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,175,625
	Total Israel	2,459,771
	Italy — 4.1%
7,864	Banco Popolare Di Verona E N**	226,646
24,900	Buzzi Unicem Spa	860,558
55,959	Compagnia Assicuratrice Unipolrights Rights	—
119,979	Enel Spa**	1,292,250
228,680	ENI Spa**	8,307,898
175,718	Fiat Spa**	5,237,563
21,655	Fondiaria-Sai Spa (Ordinary Shares)	1,049,645
10,100	Fondiaria-Sai Spa (Savings Shares)	358,065
20,700	Italcementi Spa	640,760
453,591	UniCredito Italiano Spa (Milan Exchange)	4,061,520
68,060	UniCredito Italiano Spa (Xetra Exchange)	607,581
	Total Italy	22,642,486
	Japan — 16.6%
4,780	Acom Co., Ltd.	171,081
11,200	Astellas Pharma, Inc.	486,109
92,500	Canon, Inc.	5,415,401
5	Central Japan Railway, Co.	52,634
17,600	Chubu Electric Power Co., Inc.	466,027
14,600	Daiei, Inc.*	153,927
25,400	Daiichi Sanyko Co., Ltd.	672,562
44,000	Daikyo, Inc.	199,166
39,800	Denso Corp.	1,553,391
4,600	Eisai Co., Ltd.	200,397

44                                                    See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Japan — continued
9,000	Elpida Memory, Inc.*	395,725
34,000	Fuji Heavy Industries, Ltd.	162,436
8,400	FUJIFILM Holdings Corp.	374,784
8,000	Fujikura, Ltd.	59,403
228,000	Fujitsu, Ltd.	1,676,376
115,000	Haseko Corp.*	339,892
69,400	Honda Motor Co., Ltd.	2,528,847
4,000	Hoya Corp.	132,475
50,000	Isuzu Motors, Ltd.	270,456
90,000	Itochu Corp.	1,040,690
115	Japan Tobacco, Inc.	566,177
73,500	JFE Holdings, Inc.	4,564,922
21,300	Kansai Electric Power	502,769
6,000	Kao Corp.	154,986
73,000	Kawasaki Kisen Kaisha, Ltd.	890,813
236	KK DaVinci Advisors*	206,389
7,300	Konami Corp.	166,991
21,500	Konica Minolta Holdings, Inc.	316,681
3,500	Kyocera Corp.	372,404
7,600	Kyushu Electric Power	198,777
16,300	Leopalace21 Corp.	555,674
103,000	Marubeni Corp.	846,552
31,000	Mazda Motor Corp.	176,469
212,000	Mitsubishi Chemical Holdings Corp.	1,943,269
57,400	Mitsubishi Co.	1,501,292
8,000	Mitsubishi Estate Co., Ltd.	217,013
285	Mitsubishi UFJ Financial Group, Inc.	3,138,589
276,000	Mitsui & Co., Ltd.	5,486,700
118,000	Mitsui Chemicals, Inc.	895,307
13,000	Mitsui Fudosan Co., Ltd.	364,225
239,000	Mitsui OSK Lines, Ltd.	3,239,694
73,000	Mitsui Trust Holding, Inc.	634,860
18,100	Mitsumi Electric Co., Ltd.	647,816
2,100	Murata Manufacturing Co., Ltd.	157,974
147,000	NGK Insulators, Ltd.	3,606,705
14,000	Nikon Corp.	389,975
4,200	Nintendo Co., Ltd.	1,533,827
36	Nippon Building Fund, Inc. REIT	498,482
15,000	Nippon Oil Corp.	139,196
170,000	Nippon Steel Corp.	1,194,866
37,000	Nippon Suisan Kaisha, Ltd.	236,390
396	Nippon Telegraph & Telephone Corp.	1,754,014
25,000	Nippon Yakin Kogyo Co., Ltd.	292,117
201,000	Nippon Yusen KK	1,840,811
353,700	Nissan Motor Company, Ltd.	3,783,454
64,700	Nitto Denko Corp.	3,258,707

                                                        See accompanying notes to the Schedule of Investments.                                                    45

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Japan — continued
125,300	Nomura Holdings, Inc.	2,435,078
339	NTT DoCoMo, Inc.	535,285
1,700	Ono Pharmaceutical Co., Ltd.	89,890
14,070	Orix Corp.	3,697,085
150,000	Osaka Gas Co., Ltd.	556,298
35,000	Pacific Metals Co., Ltd.	585,246
11,300	Pioneer Corp.	153,448
279	Resona Holdings, Inc.	666,464
36,000	Ricoh Company, Ltd.	830,803
159,000	Sanyo Electric Co., Ltd.* **	260,075
12,200	Seven & I Holdings Co., Ltd.	347,739
130,000	Sharp Corp.	2,463,258
11,800	Softbank Corp.**	254,164
166,600	Sojitz Corp.	744,671
9,000	Sumco Corp.	451,111
32,000	Sumitomo Corp.	583,020
8,000	Sumitomo Heavy Industries	90,498
24,000	Sumitomo Light Metal Industries	56,747
447	Sumitomo Mitsui Financial Group	4,162,517
3,000	Sumitomo Realty & Development Co., Ltd.	97,656
16,300	Suzuki Motor Corp.	461,962
5,000	Taisho Pharmaceutical Co., Ltd.**	98,992
16,000	Taiyo Yuden Co., Ltd.	369,893
28,700	Takeda Pharmaceutical Co., Ltd.	1,849,889
17,400	Tokyo Electric Power Company	557,950
6,000	Tokyo Electron, Ltd.	441,151
59,000	Tokyo Gas Co., Ltd.	279,007
14,000	TonenGeneral Sekiyu KK	136,378
302,000	Toshiba Corp.	2,628,851
49,100	Toyota Motor Corp.	3,101,178
	Total Japan	91,612,970
	Luxembourg — 0.3%
17,700	Oriflame Cosmetics SA, SDR	832,446
11,900	Tenaris SA, ADR	582,624
	Total Luxembourg	1,415,070
	Mexico — 1.7%
92,100	America Movil SA de CV-Series L, ADR	5,703,753
22,548	Cemex SAB de CV ADR* **	832,021
9,700	Desarrolladora Homex SA de CV, ADR* **	587,723
6,500	Fomento Economico Mexicano SA de CV, Sponsored ADR	255,580
72,000	Grupo Televisa SA, Sponsored ADR**	1,987,920
52,400	Kimberly-Clark de Mexico SAB de CV	228,207
	Total Mexico	9,595,204

46                                                    See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Netherlands — 4.6%
46,247	ABN Amro Holding NV	2,126,725
37,263	Aegon NV	736,766
2,781	Akzo Nobel	240,226
81,483	Arcelor Mittal	5,124,883
6,650	Corporate Express	102,206
53,930	European Aeronautic Defence and Space Co. NV**	1,756,784
2,216	Heineken Holding NV	114,775
16,651	Heineken NV	978,003
158,754	ING Groep NV	7,030,347
228,364	Koninklijke Ahold NV*	2,877,531
5,513	Koninklijke DSM NV	272,136
34,923	Reed Elsevier NV	666,917
33,835	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	1,379,558
22,818	Royal Dutch Shell Plc Class A (London Exchange)	931,183
19,628	Royal KPN NV	326,586
4,113	TNT NV	185,697
1,625	Wereldhave NV	227,058
	Total Netherlands	25,077,381
	Norway — 0.1%
11,800	Statoil Asa	366,605
	Philippines — 0.2%
17,300	Philippine Long Distance Telephone Co., ADR	989,560
	Russia — 1.0%
7,198	Evraz Group SA GDR	295,838
11,823	MMC Norilsk Nickel, ADR	2,636,529
12,900	Mobile Telesystems ADR	781,353
5,200	OAO Gazprom-ADR, Reg S	217,880
37,896	OAO Gazprom, Sponsored ADR**	1,597,316
1,400	Pharmstandard, GDR, 144A*	23,492
81,600	TNK-BP Holding	178,704
100	Vsmpo-Avisma Corp.	29,000
	Total Russia	5,760,112
	Singapore — 0.4%
61,000	DBS Group Holdings, Ltd.	909,347
66,000	Oversea-Chinese Banking Corp.	394,848
55,000	Singapore Exchange, Ltd.	352,414
40,000	United Overseas Bank, Ltd.	575,370
	Total Singapore	2,231,979
	South Africa — 0.6%
36,511	Imperial Holdings, Ltd.	754,864
27,260	Kumba Iron Ore, Ltd.	715,130

                                                        See accompanying notes to the Schedule of Investments.                                                    47

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	South Africa — continued
33,711	Murray & Roberts Holdings	305,942
10,600	Naspers, Ltd.	273,568
79,557	Salam, Ltd.	253,720
141,183	Steinhoff International Holdings, Ltd.	484,691
68,028	Truworths International, Ltd.	352,102
	Total South Africa	3,140,017
	South Korea — 2.5%
419	Amorepacific Corp.	331,971
4,166	Hite Brewery Co., Ltd.	541,098
47,400	Hynix Semiconductor, Inc.*	1,710,997
16,710	Hyundai Mobis	1,587,984
7,222	Hyundai Motor Co.	570,631
9,659	Hyundai Motor Co., Ltd. GDR	220,225
22,990	Kangwon Land, Inc.	533,754
6,200	Kookmin Bank	544,236
21,400	Kookmin Bank ADR	1,877,208
22,817	Lotte Shopping Co., GDR, 144A	444,534
3,000	POSCO	1,440,091
5,400	POSCO ADR**	648,000
2,740	Samsung Electronics GDR, 144A (London Exchange)	848,030
3,700	Samsung Electronics GDR, 144A (OTC)	1,133,348
1,300	Shinhan Financial Group ADR	159,237
15,020	Shinhan Financial Group Co., Ltd.	913,653
200	SK Telecom Co., Ltd.	46,109
4,700	SK Telecom Co., Ltd., ADR**	128,545
8,780	Woongjin Coway Co., Ltd.	297,450
	Total South Korea	13,977,101
	Spain — 1.6%
11,199	Acerinox SA	274,364
5,230	ACS Actividades Cons Y Serv	334,239
31,290	Avanzit SA*	226,084
18,787	Banco Popular Espanol SA	350,652
16,835	Banco Santander Central Hispano SA	311,263
11,826	Iberdrola SA	663,301
39,046	Inditex SA	2,308,149
61,225	Repsol VPF SA	2,418,607
77,968	Telefonica SA	1,741,657
	Total Spain	8,628,316
	Sweden — 1.4%
141,669	Atlas Copco AB Class A	2,375,887
9,300	Boliden AB	193,603
17,700	Electrolux AB Class B	420,740
14,900	Hennes & Mauritz AB Class B	883,283

48                                                    See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Sweden — continued
29,000	Nordea Bank AB	454,632
28,600	Sandvik AB	579,741
23,600	Scania AB Class B	578,195
15,600	Skandinaviska Enskilda Banken AB	505,046
14,500	Swedbank AB	526,527
13,000	Tele2 AB	212,806
49,100	Volvo AB Class B	980,969
	Total Sweden	7,711,429
	Switzerland — 8.9%
191,153	ABB, Ltd.	4,335,879
12,500	Alcon, Inc.	1,686,375
149,372	Credit Suisse Group	10,645,924
13,282	Nestle SA	5,050,108
7,264	Nobel Biocare Holding AG	2,373,721
39,364	Novartis AG	2,216,152
655	OC Oerlikon Corp. AG Class R***	347,915
17,437	Roche Holding AG	3,093,019
43,083	Swiss Reinsurance**	3,933,573
83,029	UBS AG	4,986,076
142,615	Xstrata Plc	8,546,871
6,425	Zurich Financial Services	1,988,154
	Total Switzerland	49,203,767
	Taiwan — 1.8%
90,000	Advantech Co., Ltd.	287,531
1,211,000	AU Optronics Corp.	2,063,409
770,000	Chinatrust Financial Holding	599,769
55,199	Fubon Financial Holding GDR**	494,031
99,000	HON HAI Precision Industry Co., Ltd. GDR	1,841,400
79,000	Novatek Microelectronics Corp., Ltd.	413,436
742,000	Siliconware Precision Industries Co.	1,575,841
44,214	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	492,101
3,238,000	United Microelectronics Corp.	1,955,647
	Total Taiwan	9,723,165
	Thailand — 0.1%
269,300	Kasikornbank Plc	596,711
	Turkey — 0.3%
16,700	Ford Otomotiv Sanayi AS	157,276
72,458	Turkcell Iletisim Hizmet AS ADR	1,206,426
73,400	Turkiye Is Bankasi	345,630
	Total Turkey	1,709,332

                                                        See accompanying notes to the Schedule of Investments.                                                    49

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	United Kingdom — 13.7%
152,674	3i Group Plc	3,568,599
4,305	Alliance & Leicester Plc	95,529
32,403	Amec Plc	383,244
24,500	Antofagasta Plc	301,815
24,992	Arriva Plc	345,985
68,614	AstraZeneca Plc	3,693,517
239,751	Aviva Plc	3,576,417
340,217	BAE Systems Plc	2,764,507
215,200	Barclays Plc	3,005,095
20,479	Barratt Developments Plc	408,004
30,993	BBA Aviation Plc	169,604
44,521	BG Group Plc	733,802
64,000	BP Plc	774,291
30,339	British American Tobacco Plc	1,033,584
27,122	Britvic Plc	210,727
310,344	BT Group Plc	2,070,340
20,708	Burberry Group Plc	285,431
13,130	Capita Group Plc	191,253
126,474	Centrica Plc	985,823
17,283	Compass Group Plc	119,891
8,519	Cookson Group Plc	121,183
119,576	DSG International Plc	380,739
31,813	Firstgroup Plc	426,371
35,905	George Wimpey Plc	362,351
200,818	Glaxosmithkline Plc	5,257,991
233,026	HBOS Plc	4,607,525
31,423	Home Retail Group	289,379
12,162	IMI Plc	145,309
15,034	Imperial Chemical Industries Plc	187,617
12,911	Imperial Tobacco Group Plc	597,605
55,657	J Sainsbury Plc	652,696
50,500	Kazakhmys Plc	1,281,707
26,166	Kesa Electricals Plc	165,238
48,464	Kingfisher Plc	220,239
50,187	Ladbrokes Plc	435,999
424,811	Man Group Plc	5,190,626
26,042	Michael Page International Plc	274,570
8,930	National Express Group Plc	191,530
59,022	National Grid Plc	873,931
18,125	Next Plc	730,575
123,830	Northern Foods Plc	295,651
115,978	Old Mutual Plc	393,018
61,514	Pearson Plc	1,040,419
7,199	Punch Taverns Plc	177,658
13,084	Reckitt Benckiser Plc	717,967
37,207	Rio Tinto Plc	2,856,866
555,124	Royal Bank of Scotland Group	7,050,183

50                                                    See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	United Kingdom — continued
26,799	Royal Dutch Shell Plc Class B	1,119,991
24,089	Scottish & Southern Energy Plc	700,316
9,493	Smiths News Plc	25,522
87,774	Stagecoach Group Plc	321,833
36,212	Tate & Lyle Plc	412,311
60,648	Taylor Woodrow Plc	438,965
95,564	Tesco Plc	802,410
5,509	The Berkeley Group Holdings Unit*	196,854
39,380	Tomkins Plc	205,426
8,393	Travis Perkins Plc	319,947
15,244	Unilever PLC	493,945
14,614	United Utilities Plc	208,031
2,944,593	Vodafone Group Plc	9,913,430
15,446	WH Smith Plc	123,728
95,323	WM Morrison Supermarkets Plc	578,535
	Total United Kingdom	75,503,645
	TOTAL COMMON STOCKS (COST $446,565,129)	522,184,405
	PREFERRED STOCKS — 1.0%
	Brazil — 0.6%
9,860,400	Aes Tiete SA	373,733
9,102	Bradespar SA	346,358
10,600	Cia Energetica de Minas Gerais Preferred	224,548
34,534	Cia Vale Do Rio Doce	1,293,680
19,700	Iochpe Maxion SA	301,739
141,800	Klabin SA	499,908
	Total Brazil	3,039,966
	Germany — 0.3%
2,538	Fresenius AG	193,151
4,692	Henkel Kgaa-Vorzug	247,705
274	Porsche AG Preferred	489,207
5,531	Volkswagen AG	576,302
	Total Germany	1,506,365
	Italy — 0.0%
55,959	Unipol	192,150
	South Korea — 0.1%
1,300	Samsung Electronics Co., Ltd.	608,562
	TOTAL PREFERRED STOCKS (COST $3,754,131)	5,347,043

                                                        See accompanying notes to the Schedule of Investments.                                                    51

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	WARRANTS — 0.8%
	Luxembourg — 0.8%
84,514	Bharti Airtel, Ltd. Warrants, Expires 03/17/2011	1,761,272
34,292	Infosys Technologies, Ltd. Warrants, Expires 8/21/2009, 144A	1,615,496
179,183	Novatek Microelectronics Corp., Ltd. Warrants, Expires 11/02/2016, 144A	969,380
610,837	United Microelectronics Corp. Warrants, Expires 01/24/2017, 144A	366,502
	Total Luxembourg	4,712,650
	TOTAL WARRANTS (COST $4,443,364)	4,712,650

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.3%
	Repurchase Agreements — 1.5%
4,231,415	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with rates from 3.63%-5.50%, with maturities from 11/14/08-03/14/36, valued at $4,316,071. Repurchase proceeds are $4,233,298.), 5.34%, due 07/02/07***	4,231,415
4,231,415	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with a rate of 0.00%, with maturities from 07/03/07-03/28/08, valued at $4,319,477. Repurchase proceeds are $4,233,309.), 5.37%, due 07/02/07 ***	4,231,415
		8,462,830
	Certificates of Deposit — 2.8%
2,538,849	BNP Paribas, 5.35%, due 07/02/07***	2,538,849
2,538,849	Calyon, 5.38%, due 07/02/07***	2,538,849
846,284	First Tennessee National Corporation, 5.30%, due 07/18/07***	846,284
2,538,849	National Australia Bank, 5.32%, due 07/02/07***	2,538,849
2,538,849	Rabobank Nederland, 5.33%, due 07/02/07***	2,538,849
3,307,317	Svenska Handlesbanken, 5.30%, due 07/02/07***	3,307,317
846,284	Wells Fargo, 5.28%, due 07/13/07***	846,284
		15,155,281
	TOTAL SHORT-TERM INVESTMENTS (COST $23,618,111)	23,618,111
	TOTAL INVESTMENTS — 101.0% (Cost $478,380,735)	555,862,209
	Other Assets and Liabilities (net) — (1.0%)	(5,455,712)
	TOTAL NET ASSETS — 100.0%	$550,406,497

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,573,658 or 1.0% of net assets.

52                                                    See accompanying notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

ADR - American Depository Receipt

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

*              Non-income producing security.

**            All or a portion of this security is out on loan.

***          Represents an investment of securities lending collateral.

                                                        See accompanying notes to the Schedule of Investments.                                                    53

MGI Non-U.S. Core Equity Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

A summary of outstanding financial instruments at June 30, 2007 is as follows:

Forward Currency Contracts

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
8/24/07	AUD	806,000	$682,863	$21,653
8/24/07	CAD	255,000	240,009	2,249
8/24/07	CHF	16,938,002	13,873,754	8,227
8/24/07	EUR	926,000	1,252,787	9,919
8/24/07	GBP	1,362,000	2,730,728	18,072
8/24/07	JPY	858,646,602	6,999,677	(131,638)
8/24/07	NOK	14,126,000	2,393,904	50,274
8/24/07	NZD	883,000	679,369	25,739
8/24/07	SEK	28,939,001	4,230,783	(25,845)
				$(21,350)
Sales
8/24/07	AUD	3,748,000	$3,175,398	$(101,831)
8/24/07	CAD	174,000	163,771	(646)
8/24/07	CHF	561,000	459,510	4,637
8/24/07	EUR	9,334,039	12,628,040	(38,580)
8/24/07	GBP	4,812,640	9,649,054	(157,455)
8/24/07	HKD	1,245,000	159,444	81
8/24/07	NOK	4,291,000	727,187	(9,783)
8/24/07	SEK	4,168,000	609,347	4,357
				$(299,220)

Currency Abbreviations

AUD                Australian Dollar

CAD                 Canadian Dollar

CHF                   Swiss Franc

EUR                   Euro

GBP                   British Pound Sterling

HKD                Hong Kong Dollar

JPY                       Japanese Yen

NOK                Norwegian Krone

NZD                 New Zealand Dollar

SEK                     Swedish Krona

MGI Non-U.S. Core Equity Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
1	Amsterdam Index	July 2007	$148,371	$(952)
6	CAC 40 Index	July 2007	491,951	2,048
6	DAX Index	September 2007	1,636,563	40,364
30	Dow Jones EURO STOXX 50 Index	September 2007	1,829,320	32,751
10	Hang Seng Index	July 2007	1,399,033	(8,422)
1	IBEX 35 Index	July 2007	200,206	749
27	MSCI Sing Index	July 2007	1,537,258	(36,506)
1	S&P/MIB Index	September 2007	286,688	(2,673)
8	SPI 200 Index	September 2007	1,065,081	(13,904)
5	TOPIX Index	September 2007	718,653	(2,479)
				$10,976
Sales
1	FTSE 100 Index	September 2007	$133,182	$(767)
22	S&P TSE 60 Index	September 2007	3,329,316	(37,040)
				$(37,807)

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Industry Sector Summary	% of Net Assets
Banks	16.3
Oil & Gas	8.0
Chemicals	6.6
Insurance	6.5
Diversified Financial Services	5.9
Telecommunications	5.6
Auto Parts & Equipment	5.2
Mining	4.5
Machinery - Diversified	3.4
Electric	2.8
Retail	2.3
Electrical Components & Equipment	2.3
Iron & Steel	2.3
Pharmaceuticals	2.3
Semiconductors	1.8
Transportation	1.8
Food	1.6
Electronics	1.4
Import/Export	1.3
Engineering & Construction	1.2
Building Materials	1.2
Aerospace & Defense	0.9
Coal	0.8
Internet	0.8
Rubber - Tires	0.7
Beverages	0.7
Leisure Time	0.7
Agriculture	0.6
Real Estate	0.5
Computers	0.5
Distribution & Wholesale	0.5
Lodging	0.4
Machinery - Construction & Mining	0.4
Software	0.4
Auto Manufacturers	0.4
Miscellaneous - Manufacturing	0.4
Health Care-Products	0.4
Airlines	0.4
Broadcast Services & Programs	0.4
Toys, Games & Hobbies	0.3
Commercial Services	0.2
Media	0.2
Entertainment	0.2
Cosmetics & Personal Care	0.2
Home Furnishings	0.2
Household Products & Wares	0.2
Oil & Gas Services	0.2
Forest Products & Paper	0.1
Metal Fabricate & Hardware	0.1
Hand & Machine Tools	0.1
REITS	0.1
Home Builders	0.1
Apparel	0.1
Photography Equipment & Supplies	0.1
Environmental Control	0.1
Short-Term Investments and Other Assets and Liabilitiess	3.3
100.0%

56                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 111.3%
	Asset Backed Securities — 15.2%
206,466	Aames Mortgage Investment Trust, Series 2006-1, Class A1, 5.38%, due 04/25/36†	206,612
2,024,150	Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 5.37%, due 02/25/37†	2,025,409
375,387	ACE Securities Corp., Series 2005-SD3, Class A, 5.72%, due 08/25/45†	375,786
1,128,315	ACE Securities Corp., Series 2006-NC3, Class A2A, 5.37%, due 12/25/36†	1,129,017
919,538	Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 5.40%, due 01/25/37†	920,110
489,734	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 5.62%, due 11/25/34†	491,113
907,261	Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 5.38%, due 11/25/36†	907,881
2,000,000	BA Credit Card Trust, Series 2006-A16, Series A16, 4.72%, due 05/15/13	1,961,408
97,865	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.77%, due 02/28/44†	97,958
251,152	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 5.74%, due 05/28/44†	251,504
146,553	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1, 5.48%, due 09/25/35†	146,663
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 5.59%, due 09/25/35†	600,489
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 5.68%, due 09/25/35†	599,394
201,561	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 5.72%, due 12/25/42†	202,211
1,870,614	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 5.43%, due 12/25/36†	1,871,350
930,806	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 5.39%, due 12/25/36†	930,891
179,042	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	178,288
1,304,583	Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 5.37%, due 01/25/37†	1,305,318
337,405	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A1, 5.36%, due 05/25/36†	337,493
825,000	Chase Issuance Trust, Series 2006-A3, Class A3, 5.31%, due 07/15/11†	825,660
1,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3, 5.34%, due 07/15/10	1,000,885
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	918,746
1,231,735	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 144A, 5.52%, due 11/25/45†	1,232,004
27,599	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 5.61%, due 06/25/35†	27,625
188,260	Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1, 5.42%, due 05/25/36†	188,397
72,225	Countrywide Asset-Backed Certificates, Series 2005-AB3, Class 2A1, 5.44%, due 02/25/36†	72,277
915,587	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1, 5.38%, due 07/25/36†	916,157
911,075	Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1, 5.37%, due 12/25/36†	912,584

                                                        See accompanying notes to the Schedule of Investments.                                                    57

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Asset Backed Securities — continued
1,736,620	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1, 5.42%, due 09/25/37†	1,737,700
331,524	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 5.56%, due 12/15/35†	332,046
109,915	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 5.55%, due 12/15/35†	110,072
33,068	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 5.59%, due 02/25/35†	33,113
950,000	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	948,268
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,260,913
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	311,500
27,145	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.72%, due 12/25/32†	27,184
354,507	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, 5.39%, due 03/25/36†	354,653
73,250	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	73,098
1,550,000	Ford Credit Auto Owner Trust, Series 2005-A, Class A4, 3.72%, due 10/15/09	1,531,606
1,600,000	Ford Credit Auto Owner Trust, Series 2006-A, Class A4, 5.07%, due 12/15/10	1,592,327
807,783	Fremont Home Loan Trust, Series 2005-E, Class 2A2, 5.49%, due 01/25/36†	808,445
156,682	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 5.54%, due 07/25/30†	156,809
507,435	GSAA Trust, Series 2006-5, Class 2A1, 5.39%, due 03/25/36†	507,161
463,835	GSAA Trust, Series 2006-9, Class A1, 5.37%, due 06/25/36†	463,791
925,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3, 5.24%, due 01/15/12	924,672
64,679	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	64,423
900,000	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	898,115
1,105,265	Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1, 5.38%, due 04/25/37†	1,105,569
350,054	JP Morgan Mortgage Acquisition Corp., Series 2006-CW1, Class A2, 5.36%, due 05/25/36†	350,295
714,223	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 5.39%, due 11/25/36†	714,667
1,850,158	Lehman XS Trust, Series 2007-2N, Class 3A1, 5.41%, due 02/25/37†	1,851,177
1,109,007	Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 5.38%, due 12/25/36†	1,109,696
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	920,226
913,767	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 5.37%, due 10/25/36†	913,903
1,484,113	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A, 5.37%, due 11/25/36†	1,484,271
574,102	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A1, 5.35%, due 07/25/36†	574,459
271,655	New Century Home Equity Loan Trust, Series 2005-3, Class A2B, 5.50%, due 07/25/35†	271,809
165,411	Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3, 3.54%, due 10/15/08	165,148
1,150,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, due 02/15/10	1,148,409
646,460	RAAC Series, Series 2006-RP2, Class A, 144A, 5.57%, due 02/25/37†	646,797

58                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Asset Backed Securities — continued
1,480,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF5, 6.20%, due 06/01/37	1,473,148
917,125	Residential Asset Mortgage Products, Inc., Series 2006-EFC2, Class A1, 5.38%, due 12/25/36†	917,802
1,018,738	Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 5.39%, due 02/25/37†	1,019,442
23,287	Residential Asset Securities Corp., Series 2005-AHL3, Class A1, 5.42%, due 11/25/35†	23,302
500,904	Residential Asset Securities Corp., Series 2006-EMX4, Class A1, 5.36%, due 06/25/36†	501,251
954,803	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 5.38%, due 07/25/36†	955,442
203,475	SACO I, Inc., Series 2005-7, Class A, 5.60%, due 09/25/35†	203,630
1,721,785	SACO I, Inc., Series 2006-5, Class 1A, 5.47%, due 04/25/36†	1,722,410
591,837	SACO I, Inc., Series 2006-6, Class A, 5.45%, due 06/25/36†	592,094
522,978	Securitized Asset Backed Receivables LLC Trust, Series 2006-FR3, Class A1, 5.37%, due 05/25/36†	523,325
1,300,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.35%, due 07/25/17†	1,301,044
571,233	SLM Student Loan Trust, Series 2006-8, Class A1, 5.34%, due 04/25/12†	571,589
332,805	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 5.41%, due 12/25/35†	333,058
245,235	Structured Asset Investment Loan Trust, Series 2006-1, Class A1, 5.40%, due 01/25/36†	245,351
153,951	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, 5.38%, due 04/25/36†	154,021
82,601	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	74,147
826,327	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 144A, 5.43%, due 02/25/36†	826,384
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	518,743
1,125,000	USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, due 10/15/12	1,114,426
255,228	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	254,230
		57,350,391
	Corporate Debt — 20.1%
30,000	AAC Group Holding Corp., Senior Note, 0.00%, due 10/01/12††	27,150
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	26,719
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	30,225
360,000	Aiful Corp., Senior Note, 144A, 5.00%, due 08/10/10	351,147
480,000	Alliant Techsystems, Inc., Senior Subordinated Note, 6.75%, due 04/01/16	468,000
385,000	Allied Waste North America, Inc., Senior Note, 6.88%, due 06/01/17	374,412
10,000	AMC Entertainment, Inc., Senior Subordinated Note, 11.00%, due 02/01/16 **	11,100
380,000	Amerada Hess Corp., 7.30%, due 08/15/31	408,713
110,000	American Express Co., 6.80%, due 09/01/66†	113,616
460,000	American International Group, Inc., Junior Subordinated Note, 6.25%, due 03/15/37	436,355
475,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	475,000
450,000	American Tower Corp., Senior Note, 7.50%, due 05/01/12	464,625

                                                        See accompanying notes to the Schedule of Investments.                                                    59

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Corporate Debt — continued
20,000	Amerigas Partners, LP, Senior Note, 7.25%, due 05/20/15	19,900
310,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	334,033
310,000	Anadarko Petroleum Corp., Senior Note, 5.76%, due 09/15/09†	310,435
496,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	478,640
21,000	Ashtead Capital, Inc., 144A, 9.00%, due 08/15/16	22,102
425,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	417,164
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50	68,070
100,000	Ball Corp., Senior Note, 6.88%, due 12/15/12	100,500
500,000	Bank of America Corp., 5.38%, due 08/15/11	498,269
400,000	Bank of America Corp., Senior Note, 5.63%, due 10/14/16	394,469
685,000	Bank of America Corp., Senior Note, 5.38%, due 03/24/09(a) †	685,369
50,000	Bank of New York Co. (The), Inc., Senior Note, 3.75%, due 02/15/08	49,503
1,160,000	Barclays Bank PLC/NY, 5.37%, due 03/13/09†	1,161,502
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	22,233
315,000	Berkshire Hathaway Finance Corp., Guaranteed Senior Note, 4.13%, due 01/15/10	306,435
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	29,250
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	20,689
145,000	Bristol-Myers Squibb Co., 5.88%, due 11/15/36	137,250
470,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	439,450
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15	73,413
75,000	Centerpoint Energy, Inc., Series B, Senior Note, 7.25%, due 09/01/10	78,377
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	52,388
405,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	388,294
210,000	ChevronTexaco Capital Co., Guaranteed Senior Note, 3.50%, due 09/17/07	209,294
45,000	Cincinnati Bell, Inc., 7.00%, due 02/15/15	44,325
840,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	815,364
80,000	Citigroup, Inc., Global Note, 3.63%, due 02/09/09	77,946
630,000	Citigroup, Inc., Global Senior Note, 3.50%, due 02/01/08	623,716
490,000	Citigroup, Inc., Senior Note, 5.88%, due 05/29/37	468,738
60,000	Citizens Communications Co., Senior Note, 7.88%, due 01/15/27	58,650
50,000	Citizens Communications Co., Senior Note, 7.13%, due 03/15/19	47,500
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	86,681
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	145,483
105,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	117,347
65,000	Comcast Corp., 7.05%, due 03/15/33	67,290
870,000	Comcast Corp., 6.50%, due 01/15/15	893,373
240,000	Comcast Corp., 6.50%, due 01/15/17	245,462
110,000	Community Health Systems, Inc., Senior Note, 144A, 8.88%, due 07/15/15	109,447
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	122,100
40,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	40,200
130,000	Complete Production Services, Inc., Senior Note, 144A, 8.00%, due 12/15/16	131,950
580,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	634,831
350,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	343,000
20,000	Constellation Brands, Inc., Senior Note, 144A, 7.25%, due 05/15/17	19,600
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 11/15/49†	183,394

60                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Corporate Debt — continued
500,000	Crown Americas LLC and Crown Americas Capital Corp., Senior Note, 7.63%, due 11/15/13	507,500
40,000	CSC Holdings, Inc., 7.88%, due 02/15/18	38,800
89,042	CVS Lease Pass Through, 144A, 6.04%, due 12/10/28	86,675
116,186	CVS Lease Pass Through, 144A, 5.88%, due 01/10/28	111,516
220,000	CVS/Caremark Corp., 144A, 9.35%, due 01/10/23	266,103
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	412,431
140,000	DaVita, Inc., Senior Note, 144A, 6.63%, due 03/15/13	137,375
100,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	87,250
500,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	501,250
100,000	Depfa ACS Bank, 3.63%, due 10/29/08	97,922
400,000	Depfa ACS Bank, 144A, 5.13%, due 03/16/37	367,860
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	302,920
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	32,062
35,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	36,794
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	410,782
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	193,715
30,000	DRS Technologies, Inc., Senior Note, 6.63%, due 02/01/16	29,100
500,000	Duke Energy Corp., 5.63%, due 11/30/12	500,430
145,000	Dynegy Holdings, Inc., Senior Note, 144A, 7.75%, due 06/01/19	135,575
35,000	E*Trade Financial Corp., 7.38%, due 09/15/13	35,700
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	20,100
25,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	24,563
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	39,600
30,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	28,725
400,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	398,000
50,000	Edison Mission Energy, Senior Note, 144A, 7.63%, due 05/15/27	47,500
160,000	Edison Mission Energy, Senior Note, 144A, 7.20%, due 05/15/19	151,200
135,000	Edison Mission Energy, Senior Note, 144A, 7.00%, due 05/15/17	127,912
37,000	El Paso Corp., 7.75%, due 01/15/32	37,455
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	477,141
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	223,744
430,000	El Paso Performance Linked Trust, 144A, 7.75%, due 07/15/11	445,050
550,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	566,325
240,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	246,331
415,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	450,578
205,000	FMC Finance III SA, Guaranteed Senior Note, 144A, 6.88%, due 07/15/17	201,925
300,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31**	241,125
50,000	Ford Motor Co., Senior Note, 4.25%, due 12/15/36	62,875
2,080,000	Ford Motor Credit Co., 7.38%, due 10/28/09	2,065,804
80,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	74,211
20,000	Forest Oil Corp., Senior Note, 144A, 7.25%, due 06/15/19	19,500
190,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	203,300
35,000	Freescale Semiconductor, Inc., Senior Note, 144A, 8.88%, due 12/15/14	33,600

                                                        See accompanying notes to the Schedule of Investments.                                                    61

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
3,100	Fresenius Medical Care Capital Trust II, 7.88%, due 02/01/08	31,232
290,000	Gaz Capital for Gazprom, 144A, 6.51%, due 03/07/22	286,955
220,000	Gaz Capital SA, 144A, 6.21%, due 11/22/16	214,830
2,200,000	General Electric Capital Corp., 5.00%, due 12/01/10	2,172,408
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,020,152
840,000	General Electric Capital Corp., 4.13%, due 09/01/09	820,079
300,000	General Electric Capital Corp., 3.50%, due 08/15/07	299,406
1,680,000	General Motors Acceptance Corp., 6.13%, due 08/28/07	1,681,206
60,000	General Motors Acceptance Corp., (MTN), 4.38%, due 12/10/07	59,574
80,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08	79,017
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	98,589
1,300,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09**	1,271,604
500,000	General Motors Corp., 8.38%, due 07/15/33	458,750
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23**	91,625
30,000	Georgia Gulf Corp., Senior Note, 9.50%, due 10/15/14**	30,000
500,000	Georgia-Pacific Corp., 8.13%, due 05/15/11	513,125
150,000	Glitnir Banki HF, 144A, 6.33%, due 07/28/11	152,807
320,000	Glitnir Banki HF, Subordinated Note, 144A, 6.69%, due 06/15/16†	329,876
55,000	GMAC LLC, 8.00%, due 11/01/31	56,394
330,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	321,965
1,010,000	Goldman Sachs Group, Inc., Global Note, 5.25%, due 10/15/13	980,417
60,000	Graham Packaging Co., Inc., Senior Note, 8.50%, due 10/15/12	60,675
30,000	Graham Packaging Co., Inc., Senior Subordinated Note, 9.88%, due 10/15/14**	30,488
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,225
400,000	Harrah’s Operating Co., Inc., Guaranteed Senior Note, 6.50%, due 06/01/16	334,534
1,220,000	HBOS Treasury Services PLC, 144A, 5.00%, due 11/21/11	1,197,362
55,000	HBOS Treasury Services PLC, 144A, 3.50%, due 11/30/07	54,646
100,000	HBOS Treasury Services PLC/New York, NY, 144A, 5.25%, due 02/21/17	98,289
457,000	HCA, Inc., 6.50%, due 02/15/16	389,021
20,000	HCA, Inc., 5.75%, due 03/15/14	16,975
9,000	HCA, Inc.,, 6.25%, due 02/15/13	8,145
180,000	HCA, Inc., Senior Note, 144A, 9.25%, due 11/15/16	192,150
20,000	HCA, Inc., Senior Note, 144A, 9.13%, due 11/15/14	21,075
64,000	HCA, Inc., Senior Note, PIK,144A, 9.63%, due 11/15/16	68,960
40,000	Hertz, Corp., Senior Note, 8.88%, due 01/01/14	41,900
45,000	Horizon Lines LLC, Senior Note, 9.00%, due 11/01/12	47,813
350,000	Hornbeck Offshore Services, Inc., Series B, Senior Note, 6.13%, due 12/01/14	322,000
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	418,775
220,000	HSBC Finance Corp., Global Note, 4.63%, due 01/15/08	219,176
135,000	Huntsman LLC, Senior Note, 11.50%, due 07/15/12	150,525
248,000	ICICI Bank, Ltd., Subordinated Note, 144A, 6.38%, due 04/30/22** †	236,081
140,000	Idearc, Inc., Senior Note, 8.00%, due 11/15/16	142,100
500,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	476,250
25,000	Intelsat Corp., Senior Note, 9.00%, due 06/15/16	26,313
110,000	Interface, Inc., Senior Note, 10.38%, due 02/01/10	118,800

62                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Corporate Debt — continued
360,000	Intergas Finance BV, 144A, 6.38%, due 05/14/17	345,600
450,000	Iron Mountain, Inc., Senior Subordinated Note, 7.75%, due 01/15/15	441,000
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	52,112
550,000	JP Morgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	523,854
75,000	JP Morgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	73,906
210,000	JP Morgan Chase & Co., Senior Note, 5.60%, due 06/01/11	210,675
600,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	600,018
90,000	KAR Holdings, Inc., Senior Subordinated Note, 144A, 10.00%, due 05/01/15	88,200
100,000	Kaupthing Bank Hf, 144A, 7.13%, due 05/19/16	105,810
310,000	Kaupthing Bank Hf, Senior Note, 144A, 6.05%, due 04/12/11†	312,665
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	683,768
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,428
200,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	196,075
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	56,852
500,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	475,000
50,000	Lamar Media Corp., Senior Subordinated Note, 7.25%, due 01/01/13	50,125
400,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	381,000
5,000	Lamar Media Corp., Series B, Senior Subordinated Note, 6.63%, due 08/15/15	4,762
290,000	Landsbanki Islands HF, 144A, 6.10%, due 08/25/11	293,932
150,000	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank, Guaranteed Note, 4.25%, due 09/15/10	145,906
210,000	Lehman Brothers Holdings, Inc., (MTN), 5.50%, due 04/04/16	204,238
50,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	50,750
35,000	Level 3 Financing, Inc., Senior Note, 144A, 8.75%, due 02/15/17	34,781
700,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	729,609
10,000	Lyondell Chemical Co., Senior Note, 8.25%, due 09/15/16	10,500
420,000	Lyondell Chemical Co., Senior Note, 8.00%, due 09/15/14	433,650
75,000	Lyondell Chemical Co., Senior Note, 6.88%, due 06/15/17	72,750
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	48,263
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	25,391
70,000	MetroPCS Wireless, Inc., Senior Note, 144A, 9.25%, due 11/01/14	72,625
165,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	157,781
300,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	298,875
85,000	MGM Mirage, Senior Subordinated Note, 8.38%, due 02/01/11	87,337
225,000	Midamerican Energy Holdings Co., Senior Note, 144A, 5.95%, due 05/15/37	212,768
340,000	Morgan Stanley, 5.63%, due 01/09/12	339,600
1,075,000	Morgan Stanley, 5.61%, due 01/09/12†	1,074,099
130,000	Morgan Stanley, (MTN), 5.81%, due 10/18/16†	130,088
110,000	Morgan Stanley, , (MTN), 5.55%, due 04/27/17	105,732
200,000	Mosaic Global Holdings, Inc., Senior Note, 144A, 7.38%, due 12/01/14	203,000
115,000	Mueller Water Products, Inc., Senior Subordinated Note, 144A, 7.38%, due 06/01/17	114,610
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49†	98,424
130,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	126,150
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	52,511
38,000,000	Nippon Telegraph & Telephone Corp., 2.50%, due 07/25/07	308,035
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	64,996

                                                        See accompanying notes to the Schedule of Investments.                                                    63

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Corporate Debt — continued
75,000	Nortek, Inc., Senior Subordinated Note, 8.50%, due 09/01/14	71,812
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	40,200
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	100,625
10,000	NXP BV / NXP Funding LLC, Senior Secured Note, 7.88%, due 10/15/14	9,900
115,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	108,963
90,000	OPTI Canada, Inc., Guaranteed Senior Note, 144A, 7.88%, due 12/15/14	90,450
55,000	OPTI Canada, Inc., Senior Note, 144A, 8.25%, due 12/15/14	56,100
45,000	Oxford Industries, Inc., Senior Note, 8.88%, due 06/01/11	46,687
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	10,357
300,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	291,550
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	30,000
20,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	20,325
270,000	Petrobras International Finance Co., 6.13%, due 10/06/16	265,950
45,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 144A, 7.00%, due 05/01/17	43,537
55,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 144A, 6.75%, due 05/01/14	53,212
68,000,000	Pfizer, Inc., 0.80%, due 03/18/08	550,051
85,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 144A, 7.50%, due 06/15/15	82,450
75,000	Pogo Producing Co., Senior Subordinated Note, 6.63%, due 03/15/15	74,625
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	30,225
20,000	Qwest Communications International, Inc., Series B, Senior Note, 7.50%, due 02/15/14	20,350
155,000	Qwest Corp, Senior Note, 144A, 6.50%, due 06/01/17	148,413
45,000	Qwest Corp., 7.50%, due 10/01/14	46,350
100,000	Qwest Corp., 6.88%, due 09/15/33	94,250
145,000	Rabobank Nederland, 144A, 5.36%, due 04/06/09†	145,136
500,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	507,500
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	79,125
29,000	Raytheon Co., 6.75%, due 08/15/07	29,039
500,000	RBS Global, Inc. and Rexnord Corp., Senior Note, 9.50%, due 08/01/14	515,000
75,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 144A, 8.38%, due 12/15/13	77,625
880,000	Residential Capital Corp., Senior Note, 6.00%, due 02/22/11	852,202
270,000	Residential Capital LLC, 6.50%, due 06/01/12	263,736
280,000	Resona Preferred Global Securities, 144A/Cayman, 7.19%, due 12/31/49†	286,733
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	115,976
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	40,432
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	59,003
310,000	Royal KPN NV, 8.00%, due 10/01/10	332,022
550,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A, 6.30%, due 05/15/17	539,715
130,000	SemGroup, LP, Senior Note, 144A, 8.75%, due 11/15/15	131,300
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	10,175
20,000	Service Corp. International/US, Senior Note, 6.75%, due 04/01/16	19,050
110,000	Service Corp. International/US, Senior Note, 144A, 7.50%, due 04/01/27	104,225
10,000	Shaw Communications, Inc., Senior Note, 7.20%, due 12/15/11	10,400
310,000	Shinsei Finance Cayman, Ltd., 144A, 6.42%, due 07/20/49†	301,917
500,000	Sigma Finance, Inc., 144A, 8.50%, due 08/11/16†	499,075

64                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Corporate Debt — continued
60,000	SLM Corp., 5.63%, due 08/01/33	46,925
680,000	SLM Corp., 5.38%, due 05/15/14	583,516
10,000	SLM Corp., 5.00%, due 04/15/15	8,230
225,000	SLM Corp., (MTN), 5.66%, due 01/27/14	195,407
270,000	SLM Corp., (MTN), 5.00%, due 10/01/13	230,665
180,000	Sprint Capital Corp., 8.75%, due 03/15/32	202,710
50,000	Sprint Nextel Corp., 6.00%, due 12/01/16	47,516
90,000	Standard-Pacific Corp., Senior Subordinated Note, 9.25%, due 04/15/12	85,500
135,000	Station Casinos, Inc., 7.75%, due 08/15/16	134,325
100,000	Steel Dynamics, Inc., Senior Note, 144A, 6.75%, due 04/01/15	98,500
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	67,900
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	15,150
60,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	61,725
400,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	425,000
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	93,325
70,000	SunTrust Banks, Inc., Senior Note, 3.63%, due 10/15/07	69,644
1,910,000	Svensk Exportkredit AB, Series G, Global Note, (MTN), 4.88%, due 09/29/11	1,880,489
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,581
35,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	31,632
520,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	484,320
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	226,975
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	77,912
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	76,175
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	22,046
250,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	251,250
400,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	399,000
400,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	403,000
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	49,536
350,000	Time Warner Cable, Inc., 144A, 6.55%, due 05/01/37	339,361
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	96,373
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	279,333
230,000	Time Warner, Inc., 6.88%, due 05/01/12	240,197
160,000	Time Warner, Inc., 6.50%, due 11/15/36	152,396
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 144A, 10.50%, due 01/15/15	39,758
410,000	TNK-BP Finance SA, 144A, 7.50%, due 07/18/16	423,735
100,000	TNK-BP Finance SA, 144A, 6.63%, due 03/20/17	97,130
560,000	TuranAlem Finance BV, 144A, 8.25%, due 01/22/37	540,400
60,000	TXU Corp., Series O, 6.50%, due 11/15/24	49,911
190,000	TXU Corp., Series P, Senior Note, 5.55%, due 11/15/14	162,246
595,000	TXU Corp., Series R, Senior Note, 6.55%, due 11/15/34	484,222
30,000	Tyco International Group SA, 6.13%, due 11/01/08	30,277
1,050,000	Tyco International Group SA, 6.00%, due 11/15/13	1,079,594
50,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	57,881
80,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	83,907
10,000	Tyco International Group SA, Guaranteed Note, 6.13%, due 01/15/09	10,131
90,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	92,801
40,000	Umbella Acquistion, Inc., Senior Note, 144A, (PIK), 9.75%, due 03/15/15	39,700

                                                        See accompanying notes to the Schedule of Investments.                                                    65

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Corporate Debt — continued
250,000	US Bancorp, (MTN), 3.95%, due 08/23/07	249,517
105,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	105,262
540,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	544,150
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	44,663
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	291,114
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	84,490
115,000	Visteon Corp., 8.25%, due 08/01/10	114,712
105,000	Vodafone Group PLC, 7.75%, due 02/15/10	110,357
495,000	Vodafone Group PLC, 5.45%, due 12/28/07†	495,267
405,000	Wachovia Bank NA, 5.40%, due 03/23/09†	405,254
110,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	109,611
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	622,591
25,000	WellPoint, Inc., 5.95%, due 12/15/34	23,234
750,000	Wells Fargo & Co., 5.30%, due 08/26/11	745,248
265,000	Wells Fargo & Co., 4.63%, due 08/09/10	259,319
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	63,849
55,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	53,639
100,000	Wells Fargo Capital X, 5.95%, due 12/15/36	93,586
50,000	Western Oil Sands, Inc., Senior Secured Note, 8.38%, due 05/01/12	54,938
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	28,575
440,000	Weyerhaeuser Co., 6.75%, due 03/15/12	455,704
590,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31**	613,600
95,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	100,938
75,000	Wyeth, 6.00%, due 02/15/36	72,558
260,000	Wyeth, 5.95%, due 04/01/37	249,320
500,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	484,375
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	408,949
		75,705,247
	Mortgage Backed Securities — 62.1%
410,921	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	407,833
174,250	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 5.61%, due 11/25/45†	174,726
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31	774,207
187,414	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	192,327
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	715,111
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	229,776
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 09/10/15†	200,572
910,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4, 5.36%, due 10/10/45	878,395

66                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
313,725	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.73%, due 06/20/35†	315,367
652,288	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.46%, due 02/25/35†	639,225
1,625,445	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 5.42%, due 02/25/47†	1,626,455
216,315	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.00%, due 07/25/34†	211,450
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32	167,379
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	56,812
425,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PWR11, Class AJ, 5.62%, due 03/11/39	414,163
1,871,204	Bear Stearns Mortgage Funding Trust, 5.48%, due 12/25/36†	1,873,904
1,153,634	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	1,161,848
27,095	Chevy Chase Master Credit Card Trust, Series 2003-3 Class A1, 144A, 5.67%, due 07/25/34†	27,099
83,410	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	83,504
49,188	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 5.77%, due 09/25/34†	49,501
898,827	Countrywide Alternative Loan Trust, Series 2005-30CB, Class 1A2, 5.25%, due 08/25/35	884,667
642,072	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	639,300
191,570	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.65%, due 11/20/35†	192,365
208,286	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 5.58%, due 12/25/35†	208,385
198,878	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 5.59%, due 08/25/35†	199,591
784,341	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 5.41%, due 11/25/36†	784,566
1,409,505	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 5.42%, due 01/25/37†	1,410,202
1,339,970	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 5.41%, due 11/25/36†	1,341,201
180,074	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 5.61%, due 04/25/35†	180,623
165,542	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.62%, due 05/25/35†	165,876
198,160	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 144A, 5.72%, due 09/25/35†	199,543
283,973	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 5.41%, due 04/25/36†	284,193
802,486	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B, 6.48%, due 05/17/40	808,168

                                                        See accompanying notes to the Schedule of Investments.                                                    67

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	309,081
860,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, due 05/15/38	786,692
72,378	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31	72,536
130,649	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	131,507
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31	790,320
361,430	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32	371,613
625,000	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	646,889
1,032,252	FHLMC, 5.89%, due 01/01/37†	1,037,582
2,189,997	FHLMC, 5.67%, due 02/01/37	2,186,635
78,140	FHLMC, 5.50%, due 05/01/35	75,552
84,053	FHLMC, 5.50%, due 10/01/35	81,270
75,986	FHLMC, 5.00%, due 07/01/20	73,503
135,548	FHLMC, 5.00%, due 08/01/20	131,119
0	FHLMC, 5.00%, due 12/01/20	—
373,601	FHLMC, 5.00%, due 05/01/36	350,551
255,751	FHLMC, 4.50%, due 05/01/18	243,894
154,693	FHLMC, 4.50%, due 03/01/20	146,936
154,239	FHLMC, 4.50%, due 08/01/20	146,824
905,322	FHLMC, 4.50%, due 04/01/35	826,441
97,924	FHLMC, 4.50%, due 05/01/36	89,153
3,000,000	FHLMC TBA, 6.00%, due 07/01/37	2,972,343
6,000,000	FHLMC TBA, 5.50%, due 08/01/37	5,785,314
1,100,000	FHLMC TBA, 5.00%, due 08/01/22	1,060,641
100,000	FHLMC TBA, 5.00%, due 07/01/37†††	93,734
3,500,000	FHLMC TBA, 5.00%, due 08/01/37	3,279,609
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	174,808
72,959	FHLMC, Series 2630, Class FJ, 5.67%, due 06/15/18†	73,129
145,885	FHLMC, Series 2927, Class BA, 5.50%, due 10/15/33	145,152
916,283	FHLMC, Series 3137, Class XP, 6.00%, due 04/15/36	923,454
747,117	FHLMC, Series 3138, Class PA, 5.50%, due 02/15/27	746,480
947,235	FHLMC, Series 3153, Class NB, 5.50%, due 02/15/27	946,420
571,524	FHLMC, Series 3165, Class NA, 5.50%, due 02/15/26	571,144
1,063,074	FHLMC, Series 3210, Class PA, 6.00%, due 03/15/29	1,071,128
1,445,016	FHLMC, Series 3242, Class QA, 5.50%, due 03/15/30	1,442,327
981,358	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class IA5, 6.00%, due 05/25/36	984,011
418,362	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	424,461
750,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	775,382
842,214	FNMA, 6.50%, due 06/01/36	850,537
959,719	FNMA, 6.50%, due 09/01/36	969,203
259,992	FNMA, 6.00%, due 02/01/34	258,508

68                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
298,696	FNMA, 6.00%, due 08/01/34	296,991
78,618	FNMA, 6.00%, due 10/01/35	77,924
1,787,432	FNMA, 6.00%, due 05/01/36	1,769,583
926,073	FNMA, 6.00%, due 08/01/36	916,825
1,399,361	FNMA, 6.00%, due 09/01/36	1,385,386
948,421	FNMA, 6.00%, due 11/01/36	938,950
363,985	FNMA, 6.00%, due 01/01/37	360,350
41,916	FNMA, 6.00%, due 05/01/37	41,474
594,199	FNMA, 6.00%, due 07/01/37	587,929
1,029,284	FNMA, 5.86%, due 06/01/36†	1,028,738
495,500	FNMA, 5.50%, due 10/01/18	489,970
608,045	FNMA, 5.50%, due 12/01/18	601,259
69,373	FNMA, 5.50%, due 09/01/19	68,517
1,744,839	FNMA, 5.50%, due 06/01/20	1,725,368
420,156	FNMA, 5.50%, due 03/01/21	414,092
10,400,000	FNMA, 5.50%, due 07/01/22	10,245,622
92,332	FNMA, 5.50%, due 05/25/27	92,148
1,040,606	FNMA, 5.50%, due 07/01/33	1,008,398
348,484	FNMA, 5.50%, due 02/01/34	337,698
1,120,582	FNMA, 5.50%, due 11/01/34	1,085,106
1,002,493	FNMA, 5.50%, due 02/01/35	971,677
1,073,009	FNMA, 5.50%, due 12/01/35	1,039,039
266,275	FNMA, 5.50%, due 04/01/36	255,358
394,412	FNMA, 5.06%, due 09/01/35†	386,627
116,231	FNMA, 5.00%, due 01/01/18	112,759
4,363,704	FNMA, 5.00%, due 03/01/21	4,220,844
892,522	FNMA, 5.00%, due 07/01/35	838,704
10,366,116	FNMA, 5.00%, due 07/01/35	9,741,051
724,902	FNMA, 5.00%, due 09/01/35	681,191
861,776	FNMA, 5.00%, due 11/01/35	809,811
1,846,925	FNMA, 5.00%, due 12/01/35	1,735,558
8,082,817	FNMA, 5.00%, due 03/01/36	7,595,432
42,809	FNMA, 4.50%, due 08/01/20	40,743
908,941	FNMA, 4.50%, due 09/01/20	863,172
893,720	FNMA, 4.00%, due 06/01/19	829,593
5,900,000	FNMA TBA, 6.50%, due 07/01/37	5,956,233
1,600,000	FNMA TBA, 6.50%, due 08/01/37	1,613,750
1,200,000	FNMA TBA, 6.00%, due 07/01/22†††	1,205,437
15,000,000	FNMA TBA, 6.00%, due 07/01/37†††	14,838,285
4,600,000	FNMA TBA, 6.00%, due 08/01/37	4,547,532
30,700,000	FNMA TBA, 5.50%, due 07/01/37†††	29,611,102
300,000	FNMA TBA, 5.50%, due 08/01/37†††	289,172
2,000,000	FNMA TBA, 5.00%, due 07/01/22	1,932,812
6,400,000	FNMA TBA, 5.00%, due 07/01/37†††	5,996,998
5,100,000	FNMA TBA, 5.00%, due 08/01/37†††	4,777,267

                                                        See accompanying notes to the Schedule of Investments.                                                    69

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
1,700,000	FNMA TBA, 4.50%, due 07/01/22†††	1,613,781
348,860	FNMA, Series 2005-70, Class KB, 5.50%, due 05/25/35	347,049
93,554	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	85,572
166,565	FNMA, Series 2004-101, Class AR, 5.50%, due 01/25/35	165,659
138,904	FNMA, Series 2004-99, Class AO, 5.50%, due 01/25/34	137,555
127,022	FNMA, Series 2005-51, Class TA, 5.50%, due 12/25/33	125,861
236,831	FNMA, Series 2005-70, Class GA, 5.50%, due 12/25/34	235,075
167,296	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	166,932
340,000	FNMA, Series 2005-84, Class MB, 5.75%, due 10/25/35	340,534
740,000	FNMA, Series 2005-84, Class XM, 5.75%, due 10/25/35	739,729
735,071	FNMA, Series 2006-46, Class UE, 5.50%, due 10/25/30	731,911
732,905	FNMA, Series 2006-63, Class QB, 5.50%, due 09/25/27	731,023
706,636	FNMA, Series 2006-65, Class HA, 5.50%, due 02/25/29	704,467
712,815	FNMA, Series 2006-65, Class TA, 5.50%, due 01/25/30	710,594
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	735,468
1,025,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, due 02/10/17	998,847
768,368	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33	774,000
410,910	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33	428,861
143,610	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33	149,919
140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	145,661
1,372,296	GNMA, 5.50%, due 02/15/35	1,333,589
557,503	GNMA, 5.00%, due 08/15/33	528,648
443,751	GNMA, 5.00%, due 05/15/34	420,631
54,512	GNMA, 5.00%, due 12/15/34	51,672
619,801	GNMA, 5.00%, due 04/15/35	587,044
606,373	GNMA, 5.00%, due 06/15/35	574,326
771,701	GNMA, 5.00%, due 09/15/35	730,916
303,226	GNMA, 5.00%, due 11/15/35	287,200
321,736	GNMA, 5.00%, due 12/15/35	304,732
215,062	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	216,780
635,129	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	637,470
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	210,477
479,088	GSAMP Trust, Series 2006-S4, Class A1, 5.41%, due 05/25/36†	479,409
122,130	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 5.63%, due 11/19/35†	122,611
183,916	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.66%, due 06/20/35†	184,463
1,125,634	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 5.49%, due 12/19/36†	1,127,789
2,088,219	Harborview Mortgage Loan Trust, Series 2007-3, Class 2A1A, 5.52%, due 05/19/47	2,087,969
1,346,318	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 5.64%, due 03/25/36†	1,351,358
122,663	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	119,527

70                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
950,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	978,695
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	174,747
750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.16%, due 10/12/37	733,352
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	181,889
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	282,863
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43†	1,067,358
1,125,489	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.88%, due 08/25/34†	1,108,894
1,145,862	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25	1,204,934
991,957	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	1,036,252
1,149,248	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	1,095,847
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	367,211
1,040,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.30%, due 11/15/38	1,027,375
135,708	Lehman XS Trust, Series 2005-5N, Class 1A1, 5.62%, due 11/25/35†	136,075
256,786	Lehman XS Trust, Series 2005-7N, Class 1A1B, 5.62%, due 12/25/35†	257,285
511,898	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.58%, due 02/25/46†	513,628
358,915	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36†	353,303
267,781	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A, 5.67%, due 05/25/35†	269,025
350,000	MERNA RE, Series 2007, 7.11%, due 07/01/12	349,990
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.42%, due 11/12/37†	503,340
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39†	327,854
778,151	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33	798,596
1,695,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,629,472
232,356	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	240,905
750,000	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	773,744
693,428	Nationslink Funding Corp., Series 1998-2, Class A2, 6.48%, due 08/20/30	697,203
205,100	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	206,562
778,411	Nationslink Funding Corp., Series 1999-2, Class A2C, 7.23%, due 06/20/31	787,923
838,474	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.51%, due 09/25/46†	840,343
904,287	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 144A, 5.50%, due 05/25/35****	885,361
435,178	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 144A, 6.00%, due 05/25/35****	434,721
2,153,342	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 144A, 5.50%, due 05/25/35****	2,113,505
1,691,611	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 144A, 6.00%, due 05/25/35****	1,666,693
175,770	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 5.72%, due 10/25/45†	176,345
1,417,954	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 5.41%, due 10/25/46†	1,419,298

                                                        See accompanying notes to the Schedule of Investments.                                                    71

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
522,050	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.15%, due 05/18/32†	530,249
600,000	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	622,796
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	740,433
187,368	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/10/14	179,025
476,181	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	472,094
213,488	TERRA, Series 2006-1, 144A, 5.45%, due 06/15/17†	213,486
1,139,461	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 5.43%, due 06/25/36†	1,138,901
1,142,463	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 5.43%, due 06/25/36†	1,141,317
1,065,000	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 144A, 6.68%, due 06/19/31	1,086,371
985,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, due 07/15/42†	959,247
1,225,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	1,173,911
210,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	204,904
343,270	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1, 144A, 4.24%, due 05/25/36	339,656
223,985	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 5.61%, due 10/25/45†	224,511
220,461	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 5.58%, due 11/25/45†	221,319
220,461	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 5.60%, due 11/25/45†	221,383
545,541	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 5.59%, due 12/25/45†	547,507
272,770	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 5.61%, due 12/25/45†	273,974
353,319	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 5.59%, due 12/25/45†	354,441
441,649	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 5.61%, due 12/25/45†	443,150
110,811	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 5.61%, due 07/25/45†	111,055
588,590	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.65%, due 11/25/36†	587,289
1,455,370	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.61%, due 12/25/36†	1,445,882
636,302	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.95%, due 09/25/36†	636,104
806,292	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.45%, due 08/25/36†	806,387
		234,647,781
	Sovereign Debt Obligations — 0.8%
750,000	Argentine Republic, 5.48%, due 08/03/12	548,438
195,340	Canadian Government, 4.00%, due 12/01/31	249,729
398,000	Republic of Brazil, 11.00%, due 08/17/40**	522,475
100,000	Republic of Colombia, 7.38%, due 09/18/37	111,250
67,000,000	Republic of Finland, 0.30%, due 10/18/07	541,628
70,000	Republic of Panama, 7.13%, due 01/29/26	74,900
12,000	Republic of Panama, 6.70%, due 01/26/36	12,300
866,000	United Mexican States, 6.75%, due 09/27/34	925,754
210,000	United Mexican States, 5.63%, due 01/15/17	206,115
		3,192,589

72                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	U.S. Government and Agency Obligations — 13.1%
390,000	Federal Home Loan Bank, 5.40%, due 01/02/09	389,847
780,000	Federal Home Loan Bank, 4.38%, due 09/17/10	761,842
440,000	FHLMC, 6.88%, due 09/15/10	461,772
390,000	FHLMC, 6.63%, due 09/15/09	401,638
420,000	FHLMC, 6.00%, due 06/15/11	431,534
240,000	FHLMC, 5.63%, due 11/23/35	225,255
908,303	FHLMC, 5.54%, due 04/01/36†	893,626
676,358	FHLMC, 4.75%, due 09/01/35†	660,470
600,000	FHLMC, 4.75%, due 03/05/12	587,770
400,000	FNMA, 7.25%, due 01/15/10	419,480
500,000	FNMA, 7.13%, due 06/15/10	526,364
200,000	FNMA, 6.34%, due 10/16/07	200,531
1,350,000	FNMA, 6.00%, due 05/15/11	1,386,713
485,088	FNMA, 4.19%, due 12/01/34†	478,630
565,000	FNMA, 4.00%, due 01/26/09	554,793
1,275,000	FNMA, 3.74%, due 02/24/09	1,245,905
500,000	U.S. Treasury Bond, 6.00%, due 02/15/26	545,938
3,080,000	U.S. Treasury Bond, 4.75%, due 02/15/37**	2,905,068
450,763	U.S. Treasury Bond, 2.38%, due 01/15/27	433,014
1,382,392	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29††††	1,669,455
2,043,744	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28††††	2,368,350
1,163,500	U.S. Treasury Inflation Indexed Bond, 3.38%, due 01/15/12††††	1,201,315
1,493,581	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16††††	1,477,362
1,863,140	U.S. Treasury Inflation Indexed Bond, 2.38%, due 04/15/11††††	1,843,346
2,198,630	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15††††	2,078,393
327,162	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10††††	310,804
6,020,000	U.S. Treasury Note, 6.00%, due 08/15/09	6,152,163
2,870,000	U.S. Treasury Note, 4.75%, due 05/31/12	2,848,478
120,000	U.S. Treasury Note, 4.50%, due 03/31/12**	117,844
930,000	U.S. Treasury Note, 4.50%, due 04/30/12**	912,999
11,950,000	U.S. Treasury Note, 4.50%, due 05/15/17**	11,460,803
1,526,000	U.S. Treasury Note, 4.50%, due 02/15/36**	1,382,223
500,000	U.S. Treasury Note, 3.88%, due 09/15/10	485,235
1,175,000	U.S. Treasury STRIPS, 0.00%, due 11/15/21‡	554,108
2,785,000	U.S. Treasury STRIPS, 0.00%, due 11/15/27‡	972,987
		49,346,055
	TOTAL DEBT OBLIGATIONS (COST $424,073,480)	420,242,063

                                                        See accompanying notes to the Schedule of Investments.                                                    73

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Number of Contracts	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
40,000	Call - 90-Day Eurodollar Futures, Strike Price $95.25, expires 09/17/2007	100
30,000	Call - Euro 1-Year Mid - Curve Futures, Strike Price $95.25, expires 07/13/2007	75
13,000	Call - Euro-bund Futures, Strike Price $113, expires 08/24/2007	1,820
4,000	Call - U.S. Treasury Bond 10-Year Futures, Strike Price $105, expires 08/24/2007	4,687
9,000	Call - U.S. Treasury Bond 10-Year Futures, Strike Price $106, expires 07/27/2007	3,516
		10,198
	TOTAL CALL OPTIONS PURCHASED (COST $15,427)	10,198

Number of Contracts	Description	Value ($)
	PUT OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
4,000	Put - U.S. Treasury Bond 10-Year Futures, Strike Price $103, expires 08/24/2007	437
9,000	Put - U.S. Treasury Bond 10-Year Futures, Strike Price $104, expires 07/27/2007	844
		0
	TOTAL PUT OPTIONS PURCHASED (COST $2,878)	1,281

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.0%
	Repurchase Agreements — 1.7%
3,160,365	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with rates from 3.63%-5.50%, with maturities from 11/14/08-03/14/36, valued at $3,223,592. Repurchase proceeds are $3,161,771.), 5.34%, due 07/02/07***	3,160,365
3,160,365	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with a rate of 0.00%, with maturities from 07/03/07-03/28/08, valued at $3,226,137. Repurchase proceeds are $3,161,777.), 5.37%, due 07/02/07***	3,160,365
		6,320,730
	Certificates of Deposit — 3.0%
1,896,220	BNP Paribas, 5.35%, due 07/02/07***	1,896,220
1,896,219	Calyon, 5.38%, due 07/02/07***	1,896,219
632,073	First Tennessee National Corporation, 5.30%, due 07/18/07***	632,073
1,896,219	National Australia Bank, 5.32%, due 07/02/07***	1,896,219
1,896,219	Rabobank Nederland, 5.33%, due 07/02/07***	1,896,219
2,470,172	Svenska Handlesbanken, 5.30%, due 07/02/07***	2,470,172
632,074	Wells Fargo, 5.28%, due 07/13/07***	632,074
		11,319,196

74                                                    See accompanying notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	U.S. Government and Agency Obligations — 3.3%
12,200,000	Federal Home Loan Bank, 4.80%, due 07/02/07	12,198,374
390,000	FNMA, 5.01%, due 03/17/08	375,888
		12,574,262
	TOTAL SHORT-TERM INVESTMENTS (COST $30,214,188)	30,214,188
	TOTAL INVESTMENTS — 119.3% (Cost $454,305,973)	450,467,730
	Other Assets and Liabilities (net) — (19.3%)	(72,913,017)
	TOTAL NET ASSETS — 100.0%	$377,554,713

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $21,771,484 or 5.8% of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
GNMA - Government National Mortgage Association
MTN - Medium Term Note
TBA - To Be Announced
(a)	All or a portion of security held as collateral for open futures contracts.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.
****	Securities valued at fair value.
†	Floating rate note. Rate shown is as of June 30, 2007.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
†††	When-issued security.
††††	Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.
‡	Zero coupon bond.

                                                        See accompanying notes to the Schedule of Investments.                                                    75

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

A summary of outstanding financial instruments at June 30, 2007 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
7/18/07	EUR	1,248,097	$1,686,475	$7,450
7/18/07	MXN	7,944,592	735,559	(4,361)
				$3,089
Sales
8/08/07	CAD	287,932	$270,908	$(10,131)
7/18/07	EUR	1,248,097	1,686,475	(4,071)
7/18/07	MXN	7,782,000	720,505	(5,708)
				$(19,910)

Currency Abbreviations

CAD       Canadian Dollar

EUR        Euro

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
166	Euro 90 Day	March 2008	$39,337,850	$(98,180)
108	Euro 90 Day	June 2008	25,602,750	(65,315)
43	Euro 90 Day	September 2008	10,192,613	(26,739)
64	Euro-bund	September 2007	9,572,698	(86,415)
27	GBP Libor 90 Day	March 2008	6,344,154	(21,657)
156	U.S. Long Bond	September 2007	16,809,000	(149,345)
27	U.S. Treasury Note 10 Yr.	September 2007	2,853,984	20,893
19	U.S. Treasury Note 2 Yr.	September 2007	3,871,844	(9,689)
221	U.S. Treasury Note 5 Yr.	September 2007	23,001,266	(117,835)
				$(554,282)
Sales
138	U.S. Treasury Note 10 Yr.	September 2007	$14,587,031	$111,459
58	U.S. Treasury Note 2 Yr.	September 2007	11,819,313	14,791
				$126,250

76                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Written Options

	Number of	Premium	Value at
Type of Contract	Contracts	Received	June 30, 2007
CALL — 90-DAY EURODOLLAR FUTURES	16	$(5,520)	$(100)
Strike @ $95.250
Expires 9/17/2007
CALL — EURO 1-YEAR MID — CURVE FUTURES	23	(5,060)	(144)
Strike @ $95.250
Expires 7/13/2007
CALL — EURO 1-YEAR MID — CURVE FUTURES	10	(1,200)	(2,312)
Strike @ $95.000
Expires 9/14/2007
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	13	(3,591)	(5,078)
Strike @ $106.000
Expires 7/27/2007
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	17	(9,478)	(19,922)
Strike @ $105.000
Expires 8/24/2007
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	34	(12,861)	(20,719)
Strike @ $106.000
Expires 8/24/2007
PUT — EURO 1-YEAR MID — CURVE FUTURES	10	(3,200)	(1,250)
Strike @ $94.500
Expires 9/14/2007
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	13	(4,810)	(1,219)
Strike @ $104.000
Expires 7/27/2007
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	17	(9,743)	(1,859)
Strike @ $103.000
Expires 8/24/2007
TOTAL		$(55,463)	$(52,603)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	111.3
Short-Term Investments	8.0
Put Options Purchased	0.0
Call Options Purchased	0.0
Other Assets and Liabilities (net)	(19.3)
100.0%

                                                            See accompanying notes to the financial statements.                                                          77

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 95.2%
	Municipal Obligations — 2.6%
225,000	Casino Reinvestment Development Authority, 4.61%, due 06/01/10	222,435
375,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	363,383
140,000	Country Club Hills, IL, 3.80%, due 12/01/12	135,218
105,000	Douglas County, OR, School District No. 12, 5.05%, due 06/15/12	103,781
120,000	Erie County, NY, 4.93%, due 11/01/09	119,214
70,000	Jefferson County, AL, Economic & Industrial Development Authority, Series B, 3.55%, due 03/01/09	68,101
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/07	14,988
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/10	14,815
25,000	New Orleans, LA, Finance Authority, 5.80%, due 07/15/21†	25,000
15,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	15,093
80,000	Portland, OR, 7.29%, due 06/15/12	84,590
320,000	Puyallup, WA, 5.25%, due 12/01/11	319,120
150,000	University of California, 4.93%, due 05/15/09	149,075
		1,634,813
	Asset Backed Securities — 14.5%
165,000	AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A2, 5.29%, due 11/06/10	165,061
75,427	Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 5.38%, due 11/25/36†	75,479
783,765	Bayview Financial Acquisition Trust, Series 2006-C, Class 1A1, 6.04%, due 11/28/36††	783,030
488,357	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 5.37%, due 10/25/36†	488,661
489,187	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A1, 5.39%, due 02/25/36†	489,541
71,590	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35††	71,277
271,728	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	268,844
634,648	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1, 5.37%, due 11/25/36†	635,077
565,478	Countrywide Asset-Backed Certificates, Series 2005-1, Class AF3, 4.58%, due 07/25/35†	562,629
229,717	Countrywide Asset-Backed Certificates, Series 2007-S1, Class A1B, 5.89%, due 11/25/36†	229,486
578,421	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF1, 5.46%, due 01/25/36††	576,353
575,000	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34††	567,295
495,801	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 5.47%, due 06/25/27†	496,155
300,000	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	293,717
66,485	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1F, 5.79%, due 03/20/36	66,380
131,575	Household Automotive Trust, Series 2006-3, Class A2, 5.38%, due 12/17/09	131,606

78                                                    See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Asset Backed Securities — continued
444,121	JP Morgan Mortgage Acquisition Corp. Series 2007-CH1, Class AF1B, 5.94%, due 11/25/36	443,765
3,463	Merrill Lynch Mortgage Investors NIM Trust, Series 2005-NC1, Class N1, 144A, 5.00%, due 10/25/35	3,394
56,234	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	55,917
500,000	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF3, 4.50%, due 08/25/35††	495,134
62,987	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2, 4.72%, due 11/25/35††	62,707
75,363	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1, 5.92%, due 11/25/36	75,201
70,000	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, due 11/25/36	69,794
53,224	Renaissance Home Equity Loan Trust, Series 2006-4, Class AF1, 5.55%, due 01/25/37††	53,040
26,546	Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5, 4.99%, due 03/25/31	26,445
175,000	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33†	173,542
31,392	Residential Asset Securities Corp., Series 2004-KS9, Class A13, 3.79%, due 08/25/29†	30,998
130,833	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	129,735
92,133	Residential Funding Mortgage Securities II, Inc., Series 2006-HI4, Class A1, 5.42%, due 09/25/36†	92,190
478,597	Residential Funding Mortgage Securities II, Inc., Series 2006-HSA1, Class A1, 5.43%, due 02/25/36†	478,825
85,821	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 144A, 6.00%, due 01/25/36	85,612
475,000	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	475,742
350,999	Wells Fargo Home Equity Trust, Series 2006-2, Class A1, 5.39%, due 07/25/36†	351,198
		9,003,830
	Corporate Debt — 12.6%
92,000	American General Finance, (MTN), 4.63%, due 09/01/10	89,618
775,000	Ameritech Capital Funding, 6.25%, due 05/18/09	782,676
100,000	Arizona Public Service Co., 6.50%, due 03/01/12	102,504
45,000	Banco Mercantil del Norte SA, 144A, 6.14%, due 10/13/16†	45,161
100,000	Cleveland Electric Illuminating Co. (The), Secured Note, 7.43%, due 11/01/09	103,977
65,000	Commonwealth Edison Co., 6.15%, due 03/15/12	65,374
70,000	Commonwealth Edison Co., 3.70%, due 02/01/08	69,195
260,000	Consumers Energy Co., 4.00%, due 05/15/10	249,538
1,184,000	CVS Caremark Corp., Senior Note, 5.66%, due 06/01/10†	1,185,184
295,000	Discover Financial Services, Senior Note, 144A, 5.89%, due 06/11/10†	295,198
215,000	Dominion Resources, Inc., Subordinated Note, 6.30%, due 09/30/66†	216,439
75,000	Entergy Gulf States, 5.12%, due 08/01/10	73,467
65,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	68,574

                                                        See accompanying notes to the Schedule of Investments.                                                    79

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Corporate Debt — continued
895,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/01/49†	874,388
570,000	Lehman Brothers Holdings Capital Trust V, (MTN), 5.86%, due 11/30/49†	558,933
277,000	Nextel Communications, Inc., Series D, Senior Note, 7.38%, due 08/01/15	277,121
380,000	Oil Insurance, Ltd., 144A, 7.56%, due 12/29/49†	394,129
360,000	SunTrust Preferred Capital I, 5.85%, due 06/15/49†	358,173
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	90,183
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	97,473
1,170,000	Time Warner Cable, Inc., 144A, 5.40%, due 07/02/12	1,150,206
94,000	US Unwired, Inc., 10.00%, due 06/15/12	101,812
135,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	134,919
140,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	139,504
65,000	Woori Bank, 144A, 6.13%, due 05/03/16†	65,367
203,000	Xstrata Finance Canada, 144A, 5.50%, due 11/16/11	201,012
		7,790,125
	Mortgage Backed Securities — 31.6%
52,616	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	52,313
85,000	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35††	83,991
421,493	Asset Securitization Corp., Series 1997-D5, Class A1C, 6.75%, due 02/14/43	423,157
90,852	Banc of America Funding Corp., Series 2006-E, Class 2A1, 5.84%, due 06/20/36†	90,813
365,291	Banc of America Mortgage Securities, Inc., Series 2004-G, Class 1A1, 3.86%, due 08/25/34†	367,257
105,645	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	103,273
382,743	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 4.44%, due 09/25/34	385,614
60,907	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	60,599
73,163	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	72,770
29,901	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	29,701
175,486	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.54%, due 03/25/36†	174,596
45,856	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	46,214
296,944	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	295,836
54,884	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	53,708
31,939	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	31,850
428,972	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB6, Class 1A1, 5.04%, due 10/20/35†	429,441
414,724	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1, 5.72%, due 04/25/37†	412,583
217,940	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37††	217,682
52,196	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	51,947

80                                                    See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
86,328	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 06/25/08†	86,328
585,000	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class C, 6.86%, due 06/15/31	587,582
23,280	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	23,165
143,378	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	138,380
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	134,877
224,603	FHLMC, Series 2706, Class EM, 4.50%, due 09/15/20	219,883
250,000	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	244,021
479,218	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	471,541
430,862	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	423,412
115,000	FHLMC, Series 2893, Class PB, 5.00%, due 12/15/27	112,919
390,380	FHLMC, Series 2939, Class HP, 5.00%, due 04/15/28	386,198
136,069	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	134,334
433,394	FHLMC, Series 3144, Class PA, 5.50%, due 11/15/25	433,130
159,888	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	159,048
44,426	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	44,192
445,729	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.86%, due 05/25/37†	444,742
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31	205,184
78,415	FNMA, 6.50%, due 02/01/22	80,296
18,363	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	18,462
14,398	FNMA, Series 2002-50, Class LA, 5.00%, due 12/25/29	14,363
17,781	FNMA, Series 2003-85, Class QV, 4.00%, due 03/25/24	17,673
105,000	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 7.00%, due 07/15/29	105,047
380,000	GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class C, 6.81%, due 05/15/30	382,736
105,000	GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.97%, due 05/15/30	105,855
369,643	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class A2, 6.42%, due 05/15/35	372,111
155,346	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	154,738
263,653	GSR Mortgage Loan Trust, Series 2004-7, Class 1A2, 5.35%, due 06/25/34†	262,643
537,871	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 6.02%, due 03/25/37†	538,478
439,308	GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1, 5.50%, due 05/25/47†	438,209
133,885	Indymac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1, 5.38%, due 12/25/36†	132,337
424,803	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.99%, due 06/25/37†	427,425
274,489	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.81%, due 01/25/37†	275,159
25,396	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	25,168
155,000	JP Morgan Mortgage Trust, Series 2005-A5, Class 2A2, 5.15%, due 08/25/35†	152,824
155,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7, 4.95%, due 11/25/35†	151,417
275,445	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.84%, due 08/25/36†	276,071

                                                        See accompanying notes to the Schedule of Investments.                                                    81

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	Mortgage Backed Securities — continued
436,378	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.78%, due 07/25/35†	427,504
440,177	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.50%, due 06/25/37†	439,454
414,515	MLCC Mortgage Investors, Inc., Series 2004-1, Class 1A, 4.81%, due 12/25/34†	413,938
475,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A2, 5.36%, due 02/12/44	469,202
100,000	Mortgage Capital Funding, Inc., Series 1997-MC2, Class E, 7.21%, due 11/20/27	99,960
440,000	Mortgage Capital Funding, Inc., Series 1998-MC1, Class B, 6.78%, due 03/18/30	441,888
549,250	Nationslink Funding Corp., Series 1998-2, Class A2, 6.48%, due 08/20/30	552,240
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	64,041
543,810	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, due 03/15/30	547,363
595,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37	594,689
328,594	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	324,791
40,409	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	39,979
75,553	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	74,576
122,383	Residential Funding Mortgage Securities I, Series 2007-SA1, Class 2A2, 5.64%, due 02/25/37†	121,603
141,512	Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 5.83%, due 02/20/47†	141,207
78,172	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35†	77,357
69,603	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 2A1, 5.62%, due 02/25/36†	69,177
565,580	WaMu Mortgage Pass Through Certificates, Series 2003-AR4, Class A7, 3.95%, due 05/25/33†	562,218
415,000	WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 3A1, 5.92%, due 06/25/37†	413,386
30,788	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	30,672
175,000	Washington Mutual, Inc., Series 2005-AR16, Class 1A3, 5.11%, due 12/25/35†	171,718
136,315	Washington Mutual, Inc., Series 2006-AR18, Class 1A1, 5.36%, due 01/25/37†	134,628
553,466	Washington Mutual, Inc., Series 2007-HY2, Class 1A1, 5.65%, due 12/25/36†	550,658
176,953	Washington Mutual, Inc., Series 2007-HY3, Class 4A1, 5.36%, due 03/25/37†	175,420
413,335	Washington Mutual, Inc., Series 2007-HY4, Class 1A1, 5.57%, due 04/25/37†	413,480
422,096	Washington Mutual, Inc., Series 2007-HY5, Class 1A1, 5.55%, due 05/25/37†	418,771
33,448	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	32,839
219,742	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.35%, due 10/25/36†	217,169
		19,583,221
	U.S. Government and Agency Obligations — 33.9%
60,000	U.S. Treasury Note, 4.88%, due 08/31/08	59,925
9,390,000	U.S. Treasury Note, 4.75%, due 02/15/10	9,358,459
11,652,000	U.S. Treasury Note, 4.50%, due 02/15/09**	11,574,631
		20,993,015
	TOTAL DEBT OBLIGATIONS (COST $59,159,611)	59,005,004

82                                                    See accompanying notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
June 30, 2007 (Unaudited)

	SHORT-TERM INVESTMENTS — 13.3%
	Repurchase Agreements — 4.7%
1,467,050	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with rates from 3.63%-5.50%, with maturities from 11/14/08-03/14/36, valued at $1,496,400. Repurchase proceeds are $1,467,703.), 5.34%, due 07/02/07***	1,467,050
1,467,050	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 06/29/07. Collateralized by U.S. Government Agency Obligations, with a rate of 0.00%, with maturities from 07/03/07-03/28/08, valued at $1,497,581. Repurchase proceeds are $1,467,707.), 5.37%, due 07/02/07***	1,467,050
		2,934,100
	Municipal Obligations — 0.1%
$65,000	Bartholomew Consolidated School Corp., IN, 5.45%, due 07/05/07	64,998
	Certificates of Deposit — 8.5%
880,230	BNP Paribas, 5.35%, due 07/02/07***	880,230
880,230	Calyon, 5.38%, due 07/02/07***	880,230
293,410	First Tennessee National Corporation, 5.30%, due 07/18/07***	293,410
880,229	National Australia Bank, 5.32%, due 07/02/07***	880,229
880,229	Rabobank Nederland, 5.33%, due 07/02/07***	880,229
1,146,660	Svenska Handlesbanken, 5.30%, due 07/02/07***	1,146,660
293,410	Wells Fargo, 5.28%, due 07/13/07***	293,410
		5,254,398
	TOTAL SHORT-TERM INVESTMENTS (COST $8,253,496)	8,253,496
	TOTAL INVESTMENTS — 108.5% (Cost $67,413,107)	67,258,500
	Other Assets and Liabilities (net) — (8.5%)	(5,297,231)
	TOTAL NET ASSETS — 100.0%	$61,961,269

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,304,120 or 3.7% of net assets.

MTN - Medium Term Note

**                               All or a portion of this security is out on loan.

***                         Represents an investment of securities lending collateral.

†                                     Floating rate note. Rate shown is as of June 30, 2007.

††                               Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

                                                        See accompanying notes to the Schedule of Investments.                                                    83

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
June 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	95.2
Short-Term Investments	13.3
Other Assets and Liabilities (net)	(8.5)
100.0%

84                                                    See accompanying notes to the Schedule of Investments.

MGI Funds

Notes to Financial Statements
June 30, 2007 (Unaudited)

1.                                  Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”.  The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are managed by Mercer Global Investments, Inc. (the “Advisor”) and are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2007 only Class Y-3 had commenced operations in each of the Funds.

2.                                  Significant Accounting Policies

The following is a summary of the significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

(b) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds.   A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(c) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided:  (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities or cash equivalents. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, Investors Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2007 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	$18,910,085	$19,474,209
Large Cap Value	6,099,880	6,332,010
Small/Mid Cap Growth	35,595,066	37,055,739
Small/Mid Cap Value	25,962,077	27,231,750
Non-US Core	22,705,011	23,618,112
Core Opportunistic	17,219,457	17,639,926
Short Maturity	8,019,693	8,188,500

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, realestate investment trust and other basis adjustments.

(d) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Funds’ Schedule of Investments for open Repurchase Agreements.

(e) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund and as such, are subject to the same investment limitations. At June 30, 2007 the Funds did not have any open reverse repurchase agreements.

(f) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor or a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

At June 30, 2007 the Funds had no open swap contracts.

(g) Futures

A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Advisor, a subadvisor or the Fund in accordance with procedures adopted by the Board.

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during, a market decline to attempt to offset the decrease in the market value of its common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

A Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the Fund’s portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts, or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund has insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so. See the Core Opportunistic and Non-U.S. Core Equity Schedule of Investments for a listing of open futures contracts as of June 30, 2007.

(h) Options

A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options — A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter its portfolio characteristics and modify its portfolio maturities without incurring the cost associated with transactions.

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Covered Call Writing — A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through which such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing Put Options — A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the Advisor or  Subadvisor, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options — A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, affect such a closing transaction after it has been notified of the exercise of the option.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of June 30, 2007.

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2007	218	$80,054
Options written	137	49,943
Options expired	(202)	(74,534)
Options outstanding at June 30, 2007	153	$55,463

(i) Foreign Currency Translation

The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(j) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic and Non-U.S. Core Equity Schedule of Investments for a listing of open forward foreign currency contracts as of June 30, 2007.

(k) Short sales

A Fund may from time to time sell securities short. In the event that a subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of June 30, 2007 none of the Funds held securities sold short.

(l) When-issued securities

A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments and when-issued securities held as of June 30, 2007.

(m) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

(n) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

(p) Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization or premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MGI Funds

Notes to Financial Statements — (Continued)
June 30, 2007 (Unaudited)

(q) Allocation of operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

3.                                  Federal Income Taxes

As of June 30, 2007, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth	$328,841,281	$26,018,718	$(8,443,373)	$17,575,345
Large Cap Value	305,810,781	28,400,133	(2,022,770)	26,377,363
Small/Mid Cap Growth	166,413,827	17,033,128	(3,559,766)	13,473,362
Small/Mid Cap Value	142,967,301	13,721,934	(5,508,412)	8,213,522
Non-US Core	478,928,458	82,888,916	(5,955,165)	76,933,751
Core Opportunistic	454,446,633	563,654	(4,542,557)	(3,978,903)
Short Maturity	67,436,157	14,191	(191,848)	(177,657)

4.           Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115.”  SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value.  Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date.  SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007.  Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS
By:	/s/ Phillip J. de Cristo
Phillip J. de Cristo
President and Chief Executive Officer
Date:	8/23/07

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Phillip J. de Cristo
Phillip J. de Cristo
President and Chief Executive Officer
Date:	8/23/07
By:	/s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
Date:	8/23/07